UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

 2014 Annual Report

 TIAA Separate Account VA-1

 December 31, 2014

 Audited financial statements

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Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2014. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Contents
Information for contractowners	1
Important information about expenses	2
About the account’s benchmark	3
Account performance
Stock Index Account	4
Summary portfolio of investments	7
Audited financial statements
Statement of assets and liabilities	11
Statement of operations	12
Statements of changes in net assets	13
Financial highlights	14
Notes to financial statements	16
Report of independent registered public accounting firm	22
Management committee members and officers	23
How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or

• By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy.

(Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2014 Annual Report     1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2014–December 31, 2014).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2     2014 Annual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2014
Stock Index Account	Beginning account value (7/1/14)	Ending account value (12/31/14)	Expenses paid during period* (7/1/14–12/31/14)

Actual return	$1,000.00	$1,048.69	$3.87

5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ¡  2014 Annual Report     3

Stock Index Account

Performance for the twelve months ended December 31, 2014

The Stock Index Account returned 11.71% for the year, compared with the 12.56% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

The U.S. economy forged ahead in 2014. Strong economic data and reassuring comments from the Federal Reserve boosted demand for U.S. stocks. The Russell 3000 Index registered its third consecutive double-digit yearly gain. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose from –2.9% in the first quarter to 5.0% (annualized) in the third quarter.

Stocks of large-capitalization companies, based on the Russell 1000® Index’s 13.24% return, slightly outperformed the broader market, also outpacing mid-and small-cap equities, which rose 13.22% and 4.89%, respectively. Large-cap value issues within the Russell 3000 topped their growth counterparts, 13.45% to 13.05%. (Returns by market capitalization and investment style are based on the Russell indexes.)

Five of ten sectors post double-digit gains

Nine of the ten industry sectors in the account’s benchmark generated positive returns over the period, with five generating double-digit gains. The largest sector, information technology, returned 17.8%. Utilities (up 26.9%), health care (up 25.1%), consumer staples (up 15.9%) and financials (up 14.4%) also contributed significantly. Together, these sectors constituted roughly three-fifths of the benchmark’s total market capitalization. Energy performed the worst (down 10.0%). Telecommunication services, the second-poorest performing sector, eked out a small gain (up 2.5%). Energy stocks declined in the last half of the year as the price of crude oil fell precipitously.

Four of the five largest stocks in the index in terms of market capitalization at year-end surpassed the benchmark’s return. Among them, Apple performed the best. It reported solid revenues driven by strong Apple Store and iPhone sales. Microsoft was the second-best performer, benefiting from its cloud-computing and Windows 8 sales. Exxon Mobil ended lower following a drop in oil prices.

4     2014 Annual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2014

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years

Stock Index Account	11/1/1994	11.71%	14.81%	7.24%

Russell 3000® Index	—	12.56	15.63	7.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

TIAA Separate Account VA-1  ¡  2014 Annual Report     5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2014
Information technology	18.9
Financials	18.3
Health care	13.9
Consumer discretionary	12.7
Industrials	11.4
Consumer staples	8.5
Energy	7.5
Materials	3.6
Utilities	3.2
Telecommunication services	2.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2014
More than $50 billion	49.8
More than $15 billion–$50 billion	24.1
More than $2 billion–$15 billion	21.4
$2 billion or less	4.7
Total	100.0

6    2014 Annual Report  ¡  TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2014

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$10,966	1.1%

BANKS
454,266	Bank of America Corp	8,127	0.8
131,167	Citigroup, Inc	7,097	0.7
162,923	JPMorgan Chase & Co	10,196	1.0
205,621	Wells Fargo & Co	11,272	1.2
	Other	22,881	2.3

		59,573	6.0

CAPITAL GOODS
28,100	3M Co	4,617	0.5
31,516	Boeing Co	4,096	0.4
433,314	General Electric Co	10,950	1.1
39,562	United Technologies Corp	4,550	0.5
	Other	52,497	5.3

		76,710	7.8

COMMERCIAL & PROFESSIONAL SERVICES		10,390	1.1

CONSUMER DURABLES & APPAREL		15,732	1.6

CONSUMER SERVICES
42,599	McDonald’s Corp	3,992	0.4
	Other	16,841	1.7

		20,833	2.1

DIVERSIFIED FINANCIALS
19,319	Goldman Sachs Group, Inc	3,745	0.4
	Other	37,432	3.8

		41,177	4.2

ENERGY
81,933	Chevron Corp	9,191	0.9
185,011	Exxon Mobil Corp	17,104	1.8
56,196	Schlumberger Ltd	4,800	0.5
	Other	42,582	4.3

		73,677	7.5

FOOD & STAPLES RETAILING
50,465	CVS Corp	4,860	0.5
68,893	Wal-Mart Stores, Inc	5,917	0.6
	Other	10,589	1.1

		21,366	2.2

FOOD, BEVERAGE & TOBACCO
85,782	Altria Group, Inc	4,226	0.4
171,716	Coca-Cola Co	7,250	0.7
65,185	PepsiCo, Inc	6,164	0.6
67,980	Philip Morris International, Inc	5,537	0.6
	Other	21,175	2.2

		44,352	4.5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Annual Report	7

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2014

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
42,286		UnitedHealth Group, Inc	$4,275	0.5%
		Other	44,569	4.5

			48,844	5.0

HOUSEHOLD & PERSONAL PRODUCTS
116,538		Procter & Gamble Co	10,616	1.1
		Other	7,564	0.7

			18,180	1.8

INSURANCE
78,809	*	Berkshire Hathaway, Inc (Class B)	11,833	1.2
		Other	30,019	3.0

			41,852	4.2

MATERIALS			35,660	3.6

MEDIA
111,654		Comcast Corp (Class A)	6,477	0.7
74,888		Walt Disney Co	7,054	0.7
		Other	21,107	2.1

			34,638	3.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
68,661		AbbVie, Inc	4,493	0.5
32,896		Amgen, Inc	5,240	0.5
71,585		Bristol-Myers Squibb Co	4,226	0.4
34,742	*	Celgene Corp	3,886	0.4
66,307	*	Gilead Sciences, Inc	6,250	0.6
121,835		Johnson & Johnson	12,740	1.3
126,397		Merck & Co, Inc	7,178	0.7
275,965		Pfizer, Inc	8,597	0.9
		Other	36,339	3.6

			88,949	8.9

REAL ESTATE			38,379	3.9

RETAILING
16,238	*	Amazon.com, Inc	5,039	0.5
59,104		Home Depot, Inc	6,204	0.6
		Other	32,485	3.3

			43,728	4.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
215,301		Intel Corp	7,813	0.8
		Other	17,062	1.7

			24,875	2.5

SOFTWARE & SERVICES
85,402	*	Facebook, Inc	6,663	0.7
12,281	*	Google, Inc	6,465	0.7
12,070	*	Google, Inc (Class A)	6,405	0.6
40,862		International Business Machines Corp	6,556	0.7

8	2014 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2014

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES—continued
43,431		Mastercard, Inc (Class A)		$3,742	0.4%
357,069		Microsoft Corp		16,586	1.7
141,932		Oracle Corp		6,383	0.6
21,684		Visa, Inc (Class A)		5,685	0.6
		Other		42,533	4.3

				101,018	10.3

TECHNOLOGY HARDWARE & EQUIPMENT
260,282		Apple, Inc		28,730	2.9
221,536		Cisco Systems, Inc		6,162	0.6
72,945		Qualcomm, Inc		5,422	0.5
		Other		20,356	2.1

				60,670	6.1

TELECOMMUNICATION SERVICES
224,363		AT&T, Inc		7,536	0.8
178,774		Verizon Communications, Inc		8,363	0.8
		Other		3,908	0.4

				19,807	2.0

TRANSPORTATION
39,093		Union Pacific Corp		4,657	0.5
		Other		20,414	2.0

				25,071	2.5

UTILITIES				31,937	3.2

		TOTAL COMMON STOCKS	(Cost $ 475,600)	988,384	100.0

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1	0.0

TELECOMMUNICATION SERVICES				6	0.0

UTILITIES				6	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $ 6)	13	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
24,950,498	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		24,950	2.5

				24,950	2.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $ 24,950)	24,950	2.5

		TOTAL PORTFOLIO	(Cost $ 500,556)	1,013,347	102.5
		OTHER ASSETS & LIABILITIES, NET		(24,769)	(2.5)

		NET ASSETS		$988,578	100.0%

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Annual Report	9

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2014

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/14, the aggregate value of securities on loan is $24,290,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

10	2014 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2014

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,013,347
Cash	20
Dividends and interest receivable	1,324
Receivable from securities transactions	4,817
Other	64

Total assets	1,019,572

LIABILITIES
Payable for collateral for securities loaned	24,950
Payable for securities transactions	3,706
Due to affiliates	2,262
Other	76

Total liabilities	30,994

NET ASSETS
Accumulation Fund	$988,578

Accumulation units outstanding	6,507

Accumulation unit value	$151.93

* Portfolio investments, at cost	$500,556
† Includes securities loaned of	$24,290

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Annual Report	11

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2014

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$18,208
Income from securities lending	354

Total income	18,562

EXPENSES
Administrative	1,912
Investment advisory	2,869
Mortality and expense risk charges	3,825

Total expenses	8,606
Less: Expense waiver by investment adviser	(1,434)

Net expenses	7,172

Net investment income (loss)	11,390

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	31,665
Futures transactions	65

Net realized gain (loss) on total investments	31,730

Change in unrealized appreciation (depreciation) on:
Portfolio investments	63,334
Futures transactions	(1)

Net change in unrealized appreciation (depreciation) on total investments	63,333

Net realized and unrealized gain (loss) on total investments	94,063

Net increase (decrease) in net assets from operations	$106,453

* Net of foreign withholding taxes	$5

12	2014 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2014	December 31, 2013

OPERATIONS
Net investment income (loss)	$11,390	$10,668
Net realized gain (loss) on total investments	31,730	24,032
Net change in unrealized appreciation (depreciation) on total investments	63,333	202,253

Net increase (decrease) in net assets from operations	106,453	236,953

FROM CONTRACTOWNER TRANSACTIONS
Premiums	30,496	33,972
Withdrawals and death benefits	(83,834)	(87,901)

Net increase (decrease) from contractowner transactions	(53,338)	(53,929)

Net increase (decrease) in net assets	53,115	183,024

NET ASSETS
Beginning of period	935,463	752,439

End of period	$988,578	$935,463

ACCUMULATION UNITS
Units purchased	216	284
Units sold	(587)	(738)

OUTSTANDING
Beginning of period	6,878	7,332

End of period	6,507	6,878

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Annual Report	13

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[h]	Expenses[h]	Net investment income[h]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of year

STOCK INDEX ACCOUNT
12/31/14	$2.761	$1.067	$1.694	$14.236	$15.930	$136.000
12/31/13	2.402	0.896	1.506	31.870	33.376	102.624
12/31/12	2.256	0.735	1.521	12.334	13.855	88.769
12/31/11	1.754	0.671	1.083	(0.755)	0.328	88.441
12/31/10	1.542	0.591	0.951	11.319	12.270	76.171

[h]	Based on average units outstanding.
[i]	Based on per accumulation unit data.

14	2014 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of year	Total return[i]	Gross expenses	Net expenses	Net investment income	Portfolio turnover rate	Accumulation units outstanding end of year (in millions)	Net assets at the end of year (in millions)

$151.930	11.71%	0.90%	0.75%	1.19%	7%	7	$989
136.000	32.53	0.90	0.75	1.26	7	7	935
102.624	15.60	0.90	0.75	1.55	7	7	752
88.769	0.37	0.90	0.75	1.21	6	8	699
88.441	16.11	0.90	0.75	1.21	10	8	745

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Annual Report	15

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable state and local jurisdictions. The Account’s federal income tax returns are generally

16	2014 Annual Report ▪ TIAA Separate Account VA-1

subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Account expects to adopt the Update for the June 30, 2015 semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA Separate Account VA-1 ▪ 2014 Annual Report	17

Notes to financial statements

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2014, there were no material transfers between levels by the Account.

18	2014 Annual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of December 31, 2014, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Health care	$137,787	$—	$6	$137,793
Telecommunication services	19,807	—	6	19,813
All other equity investments*	830,791	—	—	830,791
Short-term investments	24,950	—	—	24,950

Total	$1,013,335	$—	$12	$1,013,347

*	For detailed categories, see the accompanying Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

For the year ended December 31, 2014, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$65	$(1)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2014, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

TIAA Separate Account VA-1 ▪ 2014 Annual Report	19

Notes to financial statements

At December 31, 2014, the Account held no open futures contracts.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income recognized by the Account consist of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to

20	2014 Annual Report ▪ TIAA Separate Account VA-1

concluded

the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $512,791,000 consisting of gross unrealized appreciation of $542,832,000 and gross unrealized depreciation of $(30,041,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended December 31, 2014 were $67,511,000 and $108,277,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2014, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 ▪ 2014 Annual Report	21

Report of independent registered public accounting firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 20, 2015

22	2014 Annual Report ▪ TIAA Separate Account VA-1

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2014

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Member	Indefinite term. Member since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA Separate Account VA-1 ▪ 2014 Annual Report	23

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2014

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Management Committee and Member	Indefinite term. Member since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Member	Indefinite term. Member since 2001.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Member	Indefinite term. Member since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.

24	2014 Annual Report ▪ TIAA Separate Account VA-1

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Member	Indefinite term. Member since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep, and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors of the Board of Governors of the Investment Company Institute), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA Separate Account VA-1 ▪ 2014 Annual Report	25

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2014

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (2013–2014). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (2013–2014).

26	2014 Annual Report ▪ TIAA Separate Account VA-1

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Executive Vice President (2013–2014), Chief Operating Officer (2013–2014), Interim Head (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, Inc. (“TCAM”), and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director (since 2008), Executive Vice President (since 2012), Chairman (2012–2013), Senior Managing Director and Chief Operating Officer (2012–2013) of Advisors. Director (since 2008), Executive Vice President (since 2014), Chief Operating Officer (since 2013), Chairman (2011–2012) President (2012–2013), Senior Vice President (2010–2012) of Investment Management. Director of Advisors (since 2008). Chairman, Manager, President (since 2011), and Chief Operating Officer (2011–2013) of TCAA and TCAS. Manager of TIAA-CREF Individual & Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Executive Vice President, TIAA Asset Management Finance Company, LLC (since 2014). Manager and Executive Vice President, TIAA Asset Management, LLC (since 2014). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM Group Ltd., and TH RE Group Holdings Ltd. (2013–2014).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (2012–2013). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Manager (since 2010), President and Chief Executive Officer (since 2011), 730 Holdings LLC. Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009	One-year term. Chief Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer (since 2013), Principal Financial Officer (2009–2013), Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010), Corporate Controller (since 2014) and Funds Treasurer (2006–2014) of TIAA. Director of TCAM (since 2011). Director (since 2008), Senior Vice President (since 2010) and Funds Treasurer (2007–2011) of Advisors. Manager (since 2008), Senior Vice President (since 2014) and Funds Treasurer (2007–2011) of Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (2008–2014). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Manager, Senior Vice President and Funds Treasurer of TCAS (since 2011).

TIAA Separate Account VA-1 ▪ 2014 Annual Report	27

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2014

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA, Executive Vice President (since 2009), and Senior Managing Director (2008–2009) of the TIAA-CREF Fund Complex. Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2011), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011).
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA, and Manager (since 2013) and President and Chief Executive Officer (2013–2014) of TCAM. Principal Executive Officer and Executive Vice President of CREF and VA-1 (since 2013). Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Chairman, Director, President & Chief Executive Officer of Advisors (since 2013). Chairman, Manager, President & Chief Executive Officer of Investment Management (since 2013). Chairman (since 2013), President & Chief Executive Officer (2013–2014) of TPIS. Director of TH RE Ltd (since 2013). Director of TIAA International Holdings 1 Ltd, TIAA International Holdings 2 Ltd, and TIAA International Holdings 3 Ltd (since 2013). Director, TCAM Global UK Limited (since 2014). President and Chief Executive Officer, TIAA Asset Management Finance Company, LLC (since 2014). Manager, President and Chairman, TIAA Asset Management, LLC (since 2014). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President, AIG Financial Products Corp. (1995–2007).

28	2014 Annual Report ▪ TIAA Separate Account VA-1

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director T-C Life (since 2012). Director, Kaspick & Company, LLC (since 2012). Manager, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (2009–2010, since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223-1200.

TIAA Separate Account VA-1 ▪ 2014 Annual Report	29

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After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

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Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

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TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

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Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

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730 Third Avenue New York, NY 10017-3206

C21265	A10845 (2/15)

Item 2. Code of Ethics.

2(a)  The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $51,500 and $50,750, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2014 and December 31, 2013, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for all other services billed to the Registrant were $1,500 and $2,500, respectively.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2014 and December 31, 2013, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $277,000 and $394,070, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.1%
2,359	*	American Axle & Manufacturing Holdings, Inc	$53
9,927		BorgWarner, Inc	545
1,988		Cooper Tire & Rubber Co	69
605	*	Cooper-Standard Holding, Inc	35
6,736		Dana Holding Corp	146
1,200	*,e	Dorman Products, Inc	58
1,013		Drew Industries, Inc	52
1,256	*	Federal Mogul Corp (Class A)	20
166,865		Ford Motor Co	2,586
520	*	Fox Factory Holding Corp	8
735	*	Fuel Systems Solutions, Inc	8
68,819		General Motors Co	2,402
5,959		Gentex Corp	215
1,535	*	Gentherm, Inc	56
10,982		Goodyear Tire & Rubber Co	314
9,337		Harley-Davidson, Inc	615
28,456		Johnson Controls, Inc	1,376
3,380		Lear Corp	332
2,342	*	Modine Manufacturing Co	32
670	*	Motorcar Parts of America, Inc	21
641		e Remy International, Inc	13
357	*	Shiloh Industries, Inc	6
1,983		Spartan Motors, Inc	10
909		Standard Motor Products, Inc	35
1,336	*	Stoneridge, Inc	17
157		Strattec Security Corp	13
1,205		Superior Industries International, Inc	24
2,399	*	Tenneco, Inc	136
4,110	*,e	Tesla Motors, Inc	914
2,018		Thor Industries, Inc	113
897	*	Tower International, Inc	23
4,692	*	TRW Automotive Holdings Corp	483
1,933	*	Visteon Corp	207
1,327		Winnebago Industries, Inc	29

		TOTAL AUTOMOBILES & COMPONENTS	10,966

BANKS - 6.0%
810		1st Source Corp	28
374		American National Bankshares, Inc	9
1,244		Ameris Bancorp	32
387		Ames National Corp	10
1,475		Apollo Residential Mortgage	23
608		Arrow Financial Corp	17
7,538		Associated Banc-Corp	140
4,208		Astoria Financial Corp	56
1,300		Banc of California, Inc	15
333		Bancfirst Corp	21
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	46
4,426		Bancorpsouth, Inc	100
2,688		Bank Mutual Corp	18
454,266		Bank of America Corp	8,127
1,629		Bank of Hawaii Corp	97
291		Bank of Kentucky Financial Corp	14
288		Bank of Marin Bancorp	15
3,526		Bank of the Ozarks, Inc	134
1,044		BankFinancial Corp	12

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,795		BankUnited	$81
824		Banner Corp	35
30,645		BB&T Corp	1,192
3,505		BBCN Bancorp, Inc	50
316	*	BBX Capital Corp	5
1,295	*	Beneficial Mutual Bancorp, Inc	16
1,072		Berkshire Hills Bancorp, Inc	29
1,165	*	Blue Hills Bancorp, Inc	16
812		BNC Bancorp	14
559	*	BofI Holding, Inc	43
900		BOK Financial Corp	54
3,543		Boston Private Financial Holdings, Inc	48
354		Bridge Bancorp, Inc	9
475	*	Bridge Capital Holdings	11
3,533		Brookline Bancorp, Inc	35
630		Bryn Mawr Bank Corp	20
460		Camden National Corp	18
1,121	*	Capital Bank Financial Corp	30
831		Capital City Bank Group, Inc	13
5,890		Capitol Federal Financial	75
1,503		Cardinal Financial Corp	30
1,376	*	Cascade Bancorp	7
3,338		Cathay General Bancorp	85
1,148		Centerstate Banks of Florida, Inc	14
987		Central Pacific Financial Corp	21
152		Century Bancorp, Inc	6
1,050		Charter Financial Corp	12
747		Chemical Financial Corp	23
7,666		CIT Group, Inc	367
131,167		Citigroup, Inc	7,097
533		Citizens & Northern Corp	11
6,367		Citizens Financial Group, Inc	158
140	e	City Holding Co	6
2,136		City National Corp	173
856		Clifton Bancorp, Inc	12
498		CNB Financial Corp	9
1,740		CoBiz, Inc	23
2,323		Columbia Banking System, Inc	64
7,893		Comerica, Inc	370
3,305		Commerce Bancshares, Inc	144
1,740		Community Bank System, Inc	66
406		Community Trust Bancorp, Inc	15
449	*	CommunityOne Bancorp	5
1,146		ConnectOne Bancorp, Inc	22
411	*	CU Bancorp	9
2,022		Cullen/Frost Bankers, Inc	143
1,005	*	Customers Bancorp, Inc	20
4,428		CVB Financial Corp	71
1,609		Dime Community Bancshares	26
946	*	Eagle Bancorp, Inc	34
6,300		East West Bancorp, Inc	244
301		Enterprise Bancorp, Inc	8
828		Enterprise Financial Services Corp	16
670		ESB Financial Corp	13
1,839	*	Essent Group Ltd	47
3,701		EverBank Financial Corp	71
384		Federal Agricultural Mortgage Corp (Class C)	12
470		Fidelity Southern Corp	8
36,587		Fifth Third Bancorp	745
664		Financial Institutions, Inc	17
720		First Bancorp (NC)	13
4,520	*	First Bancorp (Puerto Rico)	27
498		First Bancorp, Inc	9
3,831		First Busey Corp	25
180		First Business Financial Services, Inc	9

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

225		First Citizens Bancshares, Inc (Class A)	$57
4,700		First Commonwealth Financial Corp	43
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	17
2,653		First Financial Bancorp	49
2,876	e	First Financial Bankshares, Inc	86
590		First Financial Corp	21
814		First Financial Northwest, Inc	10
10,417		First Horizon National Corp	141
654		First Interstate Bancsystem, Inc	18
1,580		First Merchants Corp	36
3,929		First Midwest Bancorp, Inc	67
670	*	First NBC Bank Holding Co	24
15,757		First Niagara Financial Group, Inc	133
432		First of Long Island Corp	12
6,074		First Republic Bank	317
6,780		FirstMerit Corp	128
890	*	Flagstar Bancorp, Inc	14
1,327		Flushing Financial Corp	27
7,364		FNB Corp	98
752		Fox Chase Bancorp, Inc	13
689	*	Franklin Financial Corp	15
8,756		Fulton Financial Corp	108
602		German American Bancorp, Inc	18
3,468		Glacier Bancorp, Inc	96
500		Great Southern Bancorp, Inc	20
710		Guaranty Bancorp	10
3,896		Hancock Holding Co	120
1,525		Hanmi Financial Corp	33
928		Heartland Financial USA, Inc	25
1,007		Heritage Commerce Corp	9
1,277		Heritage Financial Corp	22
917		Heritage Oaks Bancorp	8
2,256		Home Bancshares, Inc	73
3,132	e	Home Loan Servicing Solutions Ltd	61
444		HomeStreet, Inc	8
980	*	HomeTrust Bancshares, Inc	16
259		Horizon Bancorp	7
23,813		Hudson City Bancorp, Inc	241
754		Hudson Valley Holding Corp	20
35,887		Huntington Bancshares, Inc	377
1,370		IBERIABANK Corp	89
1,031		Independent Bank Corp (MA)	44
1,023		Independent Bank Corp (MI)	13
406		Independent Bank Group, Inc	16
2,385		International Bancshares Corp	63
15,576		Investors Bancorp, Inc	175
162,923		JPMorgan Chase & Co	10,196
638	*,e	Kearny Financial Corp	9
38,977		Keycorp	542
890	*	Ladder Capital Corp	17
1,185		Lakeland Bancorp, Inc	14
734		Lakeland Financial Corp	32
1,734		LegacyTexas Financial Group, Inc	41
5,578		M&T Bank Corp	701
1,090		Macatawa Bank Corp	6
731		MainSource Financial Group, Inc	15
3,188		MB Financial, Inc	105
724		Mercantile Bank Corp	15
273		Merchants Bancshares, Inc	8
609	*	Meridian Bancorp, Inc	7
241		Meta Financial Group, Inc	8
14,797	*	MGIC Investment Corp	138
265		Midsouth Bancorp, Inc	5

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

334		MidWestOne Financial Group, Inc	$10
2,387		National Bank Holdings Corp	46
357		National Bankshares, Inc	11
6,208		National Penn Bancshares, Inc	65
928	*,e	Nationstar Mortgage Holdings, Inc	26
1,992		NBT Bancorp, Inc	52
19,210	e	New York Community Bancorp, Inc	307
1,173	*	NewBridge Bancorp	10
2,265	*	NMI Holdings, Inc	21
2,646		Northfield Bancorp, Inc	39
302		Northrim BanCorp, Inc	8
4,319		Northwest Bancshares, Inc	54
741		OceanFirst Financial Corp	13
4,688	*,e	Ocwen Financial Corp	71
2,272		OFG Bancorp	38
343		Old Line Bancshares, Inc	5
4,647		Old National Bancorp	69
232	*	Opus Bank	7
2,090		Oritani Financial Corp	32
991		Pacific Continental Corp	14
726	*	Pacific Premier Bancorp, Inc	13
4,503		PacWest Bancorp	205
529	e	Park National Corp	47
1,481		Park Sterling Bank	11
534		Peapack Gladstone Financial Corp	10
221		Penns Woods Bancorp, Inc	11
720	*	Pennsylvania Commerce Bancorp, Inc	19
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	15
333	e	Peoples Financial Services Corp	17
12,770	e	People’s United Financial, Inc	194
1,766		Pinnacle Financial Partners, Inc	70
22,833		PNC Financial Services Group, Inc	2,083
4,451	*	Popular, Inc	152
564		Preferred Bank	16
3,026		PrivateBancorp, Inc	101
3,092		Prosperity Bancshares, Inc	171
2,748		Provident Financial Services, Inc	50
8,440		Radian Group, Inc	141
60,185		Regions Financial Corp	636
1,263		Renasant Corp	37
612		Republic Bancorp, Inc (Class A)	15
1,454	*,e	Republic First Bancorp, Inc	5
1,211		S&T Bancorp, Inc	36
1,250		Sandy Spring Bancorp, Inc	33
735	*	Seacoast Banking Corp of Florida	10
370		Sierra Bancorp	6
2,150	*	Signature Bank	271
905		Simmons First National Corp (Class A)	37
1,104		South State Corp	74
446		Southside Bancshares, Inc	13
740		Southwest Bancorp, Inc	13
1,614		State Bank & Trust Co	32
4,266		Sterling Bancorp/DE	61
615		Stock Yards Bancorp, Inc	20
443		Stonegate Bank	13
601	*,e	Stonegate Mortgage Corp	7
513		Suffolk Bancorp	12
385	*	Sun Bancorp, Inc	7
22,982		SunTrust Banks, Inc	963
8,530		Susquehanna Bancshares, Inc	115
2,227	*	SVB Financial Group	258
5,186		Synovus Financial Corp	140
774		Talmer Bancorp Inc	11
7,501		TCF Financial Corp	119

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

700		Territorial Bancorp, Inc	$15
1,877	*	Texas Capital Bancshares, Inc	102
3,346		TFS Financial Corp	50
1,514	*	The Bancorp, Inc	16
664		Tompkins Trustco, Inc	37
1,255	e	TowneBank	19
286	*	Tree.com, Inc	14
726		Trico Bancshares	18
943	*	Tristate Capital Holdings, Inc	10
5,202		Trustco Bank Corp NY	38
3,090		Trustmark Corp	76
1,665		UMB Financial Corp	95
8,434		Umpqua Holdings Corp	143
2,125		Union Bankshares Corp	51
2,963		United Bankshares, Inc	111
2,012		United Community Banks, Inc	38
1,829		United Community Financial Corp	10
2,342		United Financial Bancorp, Inc (New)	34
792		Univest Corp of Pennsylvania	16
74,040		US Bancorp	3,328
10,196	e	Valley National Bancorp	99
568	*	Walker & Dunlop, Inc	10
4,118		Washington Federal, Inc	91
881		Washington Trust Bancorp, Inc	35
1,507		Waterstone Financial, Inc	20
4,133		Webster Financial Corp	134
205,621		Wells Fargo & Co	11,272
1,213		WesBanco, Inc	42
746		West Bancorporation, Inc	13
1,162	e	Westamerica Bancorporation	57
3,370	*	Western Alliance Bancorp	94
2,922		Wilshire Bancorp, Inc	30
2,058		Wintrust Financial Corp	96
320		WSFS Financial Corp	25
965	*	Yadkin Financial Corp	19
8,430		Zions Bancorporation	240

		TOTAL BANKS	59,573

CAPITAL GOODS - 7.8%
28,100		3M Co	4,617
3,330		A.O. Smith Corp	188
1,914		Aaon, Inc	43
1,829		AAR Corp	51
2,045	*	Accuride Corp	9
1,483		Aceto Corp	32
2,508		Actuant Corp (Class A)	68
1,904		Acuity Brands, Inc	267
880		Advanced Drainage Systems, Inc	20
6,576	*	Aecom Technology Corp	200
1,808	*	Aegion Corp	34
831	*	Aerovironment, Inc	23
3,786	e	AGCO Corp	171
4,494		Air Lease Corp	154
2,801		Aircastle Ltd	60
374		Alamo Group, Inc	18
1,351		Albany International Corp (Class A)	51
4,471		Allegion plc	248
1,338		Alliant Techsystems, Inc	156
5,956		Allison Transmission Holdings, Inc	202
1,234		Altra Holdings, Inc	35
909	*	Ameresco, Inc	6
440	e	American Railcar Industries, Inc	23
373		American Science & Engineering, Inc	19
475	*	American Woodmark Corp	19

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

10,645		Ametek, Inc	$560
1,353		Apogee Enterprises, Inc	57
1,512		Applied Industrial Technologies, Inc	69
420		Argan, Inc	14
1,962	*	Armstrong World Industries, Inc	100
4,418	*	ArvinMeritor, Inc	67
729		Astec Industries, Inc	29
697	*	Astronics Corp	39
1,128		AZZ, Inc	53
4,672		Babcock & Wilcox Co	142
2,453		Barnes Group, Inc	91
4,244	*	BE Aerospace, Inc	246
2,092	*	Beacon Roofing Supply, Inc	58
2,508	*	Blount International, Inc	44
31,516		Boeing Co	4,096
2,200		Briggs & Stratton Corp	45
2,524	*	Builders FirstSource, Inc	17
793	*	CAI International, Inc	18
12,740	*,e	Capstone Turbine Corp	9
2,830		Carlisle Cos, Inc	255
26,876		Caterpillar, Inc	2,460
1,009	*	Chart Industries, Inc	35
4,350	e	Chicago Bridge & Iron Co NV	183
839		CIRCOR International, Inc	51
1,948		Clarcor, Inc	130
4,213	*	Colfax Corp	217
1,162		Columbus McKinnon Corp	33
1,853		Comfort Systems USA, Inc	32
1,268	*	Commercial Vehicle Group, Inc	8
535	*	Continental Building Products Inc	9
2,014		Crane Co	118
916		Cubic Corp	48
7,839		Cummins, Inc	1,130
2,140		Curtiss-Wright Corp	151
26,261		Danaher Corp	2,251
15,593		Deere & Co	1,380
3,419	*	DigitalGlobe, Inc	106
6,323		Donaldson Co, Inc	244
932		Douglas Dynamics, Inc	20
7,080		Dover Corp	508
485	*	Ducommun, Inc	12
567	*	DXP Enterprises, Inc	29
1,512	*	Dycom Industries, Inc	53
757		Dynamic Materials Corp	12
20,549		Eaton Corp	1,397
2,978		EMCOR Group, Inc	133
30,314		Emerson Electric Co	1,871
840		Encore Wire Corp	31
1,511	*,e	Energy Recovery, Inc	8
2,075		EnerSys	128
788	*	Engility Holdings, Inc	34
711	*	Enphase Energy, Inc	10
1,003	*	EnPro Industries, Inc	63
1,174		ESCO Technologies, Inc	43
1,364	*	Esterline Technologies Corp	150
8,194		Exelis, Inc	144
12,722	e	Fastenal Co	605
3,085		Federal Signal Corp	48
6,067		Flowserve Corp	363
7,023		Fluor Corp	426
7,322		Fortune Brands Home & Security, Inc	331
2,155		Franklin Electric Co, Inc	81
635		Freightcar America, Inc	17
7,600	*,e	FuelCell Energy, Inc	12
2,145	*	Furmanite Corp	17

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,036		GATX Corp	$117
2,932	*,e	GenCorp, Inc	54
2,968	*,e	Generac Holdings, Inc	139
2,068		General Cable Corp	31
13,147		General Dynamics Corp	1,809
433,314		General Electric Co	10,950
1,594	*	Gibraltar Industries, Inc	26
966		Global Brass & Copper Holdings, Inc	13
809		Global Power Equipment Group, Inc	11
993		Gorman-Rupp Co	32
2,678		Graco, Inc	215
4,898	*	GrafTech International Ltd	25
470		Graham Corp	14
1,832		Granite Construction, Inc	70
3,079	*	Great Lakes Dredge & Dock Corp	26
1,226	e	Greenbrier Cos, Inc	66
2,067		Griffon Corp	27
1,293		H&E Equipment Services, Inc	36
3,556		Harsco Corp	67
4,687	*	HD Supply Holdings, Inc	138
3,027		Heico Corp	183
4,317	*	Hexcel Corp	179
2,578		Hillenbrand, Inc	89
33,876		Honeywell International, Inc	3,385
800		Houston Wire & Cable Co	10
2,575		Hubbell, Inc (Class B)	275
2,166		Huntington Ingalls	244
316		Hurco Cos, Inc	11
481		Hyster-Yale Materials Handling, Inc	35
3,553		IDEX Corp	277
2,585	*	II-VI, Inc	35
13,858		Illinois Tool Works, Inc	1,312
11,614		Ingersoll-Rand plc	736
916		Insteel Industries, Inc	22
3,633		ITT Corp	147
5,784	*	Jacobs Engineering Group, Inc	258
1,308		John Bean Technologies Corp	43
4,327		Joy Global, Inc	201
386		Kadant, Inc	16
1,238		Kaman Corp	50
6,489		KBR, Inc	110
3,474		Kennametal, Inc	124
1,479	*,e	KEYW Holding Corp	15
2,122	*	KLX, Inc	88
1,860	*	Kratos Defense & Security Solutions, Inc	9
3,647		L-3 Communications Holdings, Inc	460
990	*,e	Layne Christensen Co	9
464		LB Foster Co (Class A)	23
2,170		Lennox International, Inc	206
3,270		Lincoln Electric Holdings, Inc	226
391	e	Lindsay Manufacturing Co	34
533	*	LMI Aerospace, Inc	8
11,718		Lockheed Martin Corp	2,257
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	28
650	*	Manitex International, Inc	8
6,133		Manitowoc Co, Inc	136
15,427		Masco Corp	389
1,317	*	Masonite International Corp	81
2,813	*	Mastec, Inc	64
2,541	*	Middleby Corp	252
614		Miller Industries, Inc	13
1,960	*	Moog, Inc (Class A)	145
3,441	*	MRC Global, Inc	52
2,092		MSC Industrial Direct Co (Class A)	170

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,568		Mueller Industries, Inc	$88
7,534		Mueller Water Products, Inc (Class A)	77
881	*	MYR Group, Inc	24
206	e	National Presto Industries, Inc	12
2,730	*,e	Navistar International Corp	91
1,244	*	NCI Building Systems, Inc	23
822		NN, Inc	17
2,839		Nordson Corp	221
383	*	Nortek, Inc	31
8,704		Northrop Grumman Corp	1,283
435	*	Northwest Pipe Co	13
4,741	*,e	NOW, Inc	122
2,760	*	Orbital Sciences Corp	74
1,499	*	Orion Marine Group, Inc	17
3,520		Oshkosh Truck Corp	171
5,191		Owens Corning, Inc	186
15,436		Paccar, Inc	1,050
4,652		Pall Corp	471
6,368		Parker Hannifin Corp	821
205	*	Patrick Industries, Inc	9
8,540		Pentair plc	567
1,399	*	Perini Corp	34
1,472	*	Pgt, Inc	14
7,340	*,e	Plug Power, Inc	22
738	*	Ply Gem Holdings, Inc	10
1,663	*	Polypore International, Inc	78
416		Powell Industries, Inc	20
193	*,e	Power Solutions International, Inc	10
751	*	PowerSecure International, Inc	9
6,166		Precision Castparts Corp	1,485
96		Preformed Line Products Co	5
1,410		Primoris Services Corp	33
1,003	*,e	Proto Labs, Inc	67
1,720		Quanex Building Products Corp	32
9,139	*	Quanta Services, Inc	259
1,726		Raven Industries, Inc	43
13,379		Raytheon Co	1,447
1,025		RBC Bearings, Inc	66
1,981		Regal-Beloit Corp	149
1,359	*,e	Revolution Lighting Technologies, Inc	2
3,306	*	Rexnord Corp	93
5,926		Rockwell Automation, Inc	659
5,892		Rockwell Collins, Inc	498
4,265		Roper Industries, Inc	667
1,703	*	Rush Enterprises, Inc (Class A)	55
1,742		Simpson Manufacturing Co, Inc	60
2,504		Snap-On, Inc	342
1,876	*,e	SolarCity Corp	100
460	*	Sparton Corp	13
5,136	*	Spirit Aerosystems Holdings, Inc (Class A)	221
1,707		SPX Corp	147
616		Standex International Corp	48
6,886		Stanley Works	662
701	*	Sterling Construction Co, Inc	4
626	*	Stock Building Supply Holdings, Inc	10
1,027		Sun Hydraulics Corp	40
1,507	e	TAL International Group, Inc	66
1,988	*,e	Taser International, Inc	53
1,657	*	Teledyne Technologies, Inc	170
851		Tennant Co	61
4,925		Terex Corp	137
967	e	Textainer Group Holdings Ltd	33
12,351		Textron, Inc	520
431	*,e	The ExOne Company	7
1,423	*	Thermon Group Holdings	34

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

3,466		Timken Co	$148
2,439	e	Titan International, Inc	26
784	*,e	Titan Machinery, Inc	11
2,449		Toro Co	156
2,288		TransDigm Group, Inc	449
1,428	*	Trex Co, Inc	61
1,999	*	Trimas Corp	63
6,836		Trinity Industries, Inc	191
2,183		Triumph Group, Inc	147
370		Twin Disc, Inc	7
4,317	*	United Rentals, Inc	440
39,562		United Technologies Corp	4,550
979		Universal Forest Products, Inc	52
4,124	*	USG Corp	115
1,107	e	Valmont Industries, Inc	141
455	*	Vectrus, Inc	12
365	*	Veritiv Corp	19
1,023	*	Vicor Corp	12
2,495		W.W. Grainger, Inc	636
3,136	*	Wabash National Corp	39
2,537	*	WABCO Holdings, Inc	266
1,168		Watsco, Inc	125
1,120		Watts Water Technologies, Inc (Class A)	71
1,862	*,e	WESCO International, Inc	142
4,279		Westinghouse Air Brake Technologies Corp	372
2,918		Woodward Governor Co	144
502	*	Xerium Technologies, Inc	8
8,120		Xylem, Inc	309

		TOTAL CAPITAL GOODS	76,710

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	74
2,247	e	Acacia Research (Acacia Technologies)	38
5,555	*	ACCO Brands Corp	50
1,016		Administaff, Inc	34
7,582	e	ADT Corp	275
1,661	*	Advisory Board Co	81
928		American Ecology Corp	37
2,166	*	ARC Document Solutions, Inc	22
383		Barrett Business Services, Inc	10
2,120		Brady Corp (Class A)	58
2,034		Brink’s Co	50
1,375	*	Casella Waste Systems, Inc (Class A)	6
2,526	*	CBIZ, Inc	22
669		CDI Corp	12
948		Ceco Environmental Corp	15
3,345	*,e	Cenveo, Inc	7
4,150		Cintas Corp	326
4,150		Civeo Corp	17
2,765	*,e	Clean Harbors, Inc	133
4,358	*	Copart, Inc	159
1,551		Corporate Executive Board Co	112
4,711		Corrections Corp of America	171
4,991		Covanta Holding Corp	110
555	*	CRA International, Inc	17
2,211		Deluxe Corp	138
1,518		Dun & Bradstreet Corp	184
1,357		Ennis, Inc	18
5,141		Equifax, Inc	416
641		Exponent, Inc	53
419	*	Franklin Covey Co	8
1,807	*	FTI Consulting, Inc	70
916		G & K Services, Inc (Class A)	65
645	*	GP Strategies Corp	22

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,711		Healthcare Services Group	$84
943		Heidrick & Struggles International, Inc	22
218	*	Heritage-Crystal Clean, Inc	3
2,682		Herman Miller, Inc	79
1,049	*	Hill International, Inc	4
1,986		HNI Corp	101
1,045	*	Huron Consulting Group, Inc	71
892	*	ICF International, Inc	37
7,377	*	ICO Global Communications Holdings Ltd	10
3,004	*	IHS, Inc (Class A)	342
1,756	*	Innerworkings, Inc	14
2,666		Interface, Inc	44
6,167		KAR Auction Services, Inc	214
1,394		Kelly Services, Inc (Class A)	24
1,380		Kforce, Inc	33
1,737		Kimball International, Inc (Class B)	16
2,203		Knoll, Inc	47
2,239	*	Korn/Ferry International	64
3,243		Manpower, Inc	221
1,395		Matthews International Corp (Class A)	68
1,316		McGrath RentCorp	47
757	*	Mistras Group, Inc	14
2,061		Mobile Mini, Inc	83
1,290		MSA Safety, Inc	68
514		Multi-Color Corp	28
2,186	*	Navigant Consulting, Inc	34
11,998		Nielsen Holdings NV	537
563	*	NL Industries, Inc	5
2,393	*	On Assignment, Inc	79
361	*,e	Paylocity Holding Corp	9
931	*	Performant Financial Corp	6
8,369		Pitney Bowes, Inc	204
891		Quad	20
8,857		R.R. Donnelley & Sons Co	149
11,155		Republic Services, Inc	449
1,664		Resources Connection, Inc	27
5,817		Robert Half International, Inc	340
2,795		Rollins, Inc	93
2,316	*	RPX Corp	32
672	*	SP Plus Corp	17
3,734		Steelcase, Inc (Class A)	67
3,525	*	Stericycle, Inc	462
946	*	Team, Inc	38
2,577		Tetra Tech, Inc	69
2,752		Towers Watson & Co	311
690	*	TriNet Group, Inc	22
1,954	*	TrueBlue, Inc	43
17,712		Tyco International plc	777
468		Unifirst Corp	57
1,860		United Stationers, Inc	78
7,040	*	Verisk Analytics, Inc	451
1,084		Viad Corp	29
205		VSE Corp	13
1,558	*	WageWorks, Inc	101
5,329		Waste Connections, Inc	234
20,120		Waste Management, Inc	1,033
1,694		West Corp	56

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,390

CONSUMER DURABLES & APPAREL - 1.6%
653		Arctic Cat, Inc	23
970	*	Beazer Homes USA, Inc	19
715	*	Black Diamond, Inc	6
4,089		Brunswick Corp	210

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

3,430		Callaway Golf Co	$26
2,365		Carter’s, Inc	207
379	*	Cavco Industries, Inc	30
12,103		Coach, Inc	455
1,124		Columbia Sportswear Co	50
4,050	*	CROCS, Inc	51
269		CSS Industries, Inc	7
222		Culp, Inc	5
1,570	*	Deckers Outdoor Corp	143
12,692		DR Horton, Inc	321
458		Escalade, Inc	7
1,299		Ethan Allen Interiors, Inc	40
59		Flexsteel Industries, Inc	2
2,061	*	Fossil Group, Inc	228
5,330	e	Garmin Ltd	282
811	*	G-III Apparel Group Ltd	82
792	*,e	GoPro, Inc	50
4,310		Hanesbrands, Inc	481
2,907		Harman International Industries, Inc	310
5,109		Hasbro, Inc	281
1,227	*	Helen of Troy Ltd	80
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	20
2,023	*	Iconix Brand Group, Inc	68
1,204	*,e	iRobot Corp	42
816	*,e	Jakks Pacific, Inc	6
7,728	*	Jarden Corp	370
232		Johnson Outdoors, Inc	7
5,284	*	Kate Spade & Co	169
3,831	e	KB Home	63
2,552		La-Z-Boy, Inc	69
2,910	*,e	Leapfrog Enterprises, Inc	14
6,125		Leggett & Platt, Inc	261
7,572	e	Lennar Corp (Class A)	339
624	*	LGI Homes, Inc	9
847	*	Libbey, Inc	27
362		Lifetime Brands, Inc	6
862	*	M/I Homes, Inc	20
300	*	Malibu Boats Inc	6
441		Marine Products Corp	4
14,917		Mattel, Inc	462
1,887	e	MDC Holdings, Inc	50
1,657	*	Meritage Homes Corp	60
8,934	*	Michael Kors Holdings Ltd	671
2,729	*	Mohawk Industries, Inc	424
817		Movado Group, Inc	23
271		Nacco Industries, Inc (Class A)	16
1,389	*	Nautilus, Inc	21
12,211		Newell Rubbermaid, Inc	465
30,082		Nike, Inc (Class B)	2,892
189	*	NVR, Inc	241
621		Oxford Industries, Inc	34
546	*	Perry Ellis International, Inc	14
3,635		Phillips-Van Heusen Corp	466
2,930		Polaris Industries, Inc	443
1,760		Pool Corp	112
16,729		Pulte Homes, Inc	359
6,076	*,e	Quiksilver, Inc	13
2,484		Ralph Lauren Corp	460
2,065		Ryland Group, Inc	80
1,734	*	Skechers U.S.A., Inc (Class A)	96
796	*	Skullcandy, Inc	7
2,449	*,e	Smith & Wesson Holding Corp	23
6,786	*	Standard-Pacific Corp	49
2,682	*	Steven Madden Ltd	85
887	e	Sturm Ruger & Co, Inc	31

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

995	*	Taylor Morrison Home Corp	$19
2,758	*	Tempur-Pedic International, Inc	151
7,450	*	Toll Brothers, Inc	255
5,510	*	TRI Pointe Homes, Inc	84
2,191	*	Tumi Holdings, Inc	52
2,245		Tupperware Corp	141
7,664	*	Under Armour, Inc (Class A)	520
700	*	Unifi, Inc	21
787	*	Universal Electronics, Inc	51
1,001	*,e	Vera Bradley, Inc	20
14,670		VF Corp	1,099
499	*	Vince Holding Corp	13
495	*	WCI Communities, Inc	10
378		Weyco Group, Inc	11
3,317		Whirlpool Corp	643
638	*	William Lyon Homes, Inc	13
4,604		Wolverine World Wide, Inc	136

		TOTAL CONSUMER DURABLES & APPAREL	15,732

CONSUMER SERVICES - 2.1%
462	*,e	2U, Inc	9
812	*	American Public Education, Inc	30
4,416	*	Apollo Group, Inc (Class A)	151
1,550		ARAMARK Holdings Corp	48
692	*	Ascent Media Corp (Series A)	37
4,377	*	Belmond Ltd.	54
1,195	*	BJ’s Restaurants, Inc	60
3,391	*	Bloomin’ Brands, Inc	84
1,085		Bob Evans Farms, Inc	56
3,388	*	Boyd Gaming Corp	43
987	*	Bravo Brio Restaurant Group, Inc	14
877	*	Bridgepoint Education, Inc	10
1,362	*	Bright Horizons Family Solutions	64
2,939		Brinker International, Inc	172
859	*	Buffalo Wild Wings, Inc	155
2,101	*	Caesars Acquisition Co	22
1,990	*,e	Caesars Entertainment Corp	31
428		Capella Education Co	33
3,103	*	Career Education Corp	22
18,132		Carnival Corp	822
741		Carriage Services, Inc	15
1,619	*	Carrols Restaurant Group, Inc	12
749		CBRL Group, Inc	105
2,203		Cheesecake Factory	111
3,194	*,e	Chegg, Inc	22
1,342	*	Chipotle Mexican Grill, Inc (Class A)	919
1,471		Choice Hotels International, Inc	82
595		Churchill Downs, Inc	57
751	*	Chuy’s Holdings, Inc	15
770		ClubCorp Holdings, Inc	14
328		Collectors Universe	7
5,864		Darden Restaurants, Inc	344
1,033	*	Del Frisco’s Restaurant Group, Inc	24
4,746	*	Denny’s Corp	49
2,747		DeVry, Inc	130
1,565	*	Diamond Resorts International, Inc	44
740		DineEquity, Inc	77
2,534		Domino’s Pizza, Inc	239
4,115		Dunkin Brands Group, Inc	175
191	*	Famous Dave’s of America, Inc	5
1,193	*	Fiesta Restaurant Group, Inc	73
141		Graham Holdings Co	122
2,029	*	Grand Canyon Education, Inc	95
12,230		H&R Block, Inc	412

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

5,630	*	Hilton Worldwide Holdings, Inc	$147
4,828	*	Houghton Mifflin Harcourt Co	100
1,831	*	Hyatt Hotels Corp	110
309	*,e	Ignite Restaurant Group, Inc	2
10,904		International Game Technology	188
903		International Speedway Corp (Class A)	29
1,901		Interval Leisure Group, Inc	40
634	*	Intrawest Resorts Holdings Inc	8
1,142	*	Isle of Capri Casinos, Inc	10
1,765		Jack in the Box, Inc	141
649	*	Jamba, Inc	10
1,518	*	K12, Inc	18
2,917	*	Krispy Kreme Doughnuts, Inc	58
1,970	*	La Quinta Holdings, Inc	43
16,268		Las Vegas Sands Corp	946
203	*	Liberty Tax, Inc	7
1,606	*	Life Time Fitness, Inc	91
3,575	*	LifeLock, Inc	66
840		Marcus Corp	16
9,780		Marriott International, Inc (Class A)	763
1,250		Marriott Vacations Worldwide Corp	93
42,599		McDonald’s Corp	3,992
16,424	*	MGM Mirage	351
388	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	9
141	*	Nathan’s Famous, Inc	11
400	*	Noodles & Co	11
4,017	*	Norwegian Cruise Line Holdings Ltd	188
1,036	*,e	Panera Bread Co (Class A)	181
1,434		Papa John’s International, Inc	80
3,077	*	Penn National Gaming, Inc	42
2,455	*	Pinnacle Entertainment, Inc	55
1,093	*	Popeyes Louisiana Kitchen, Inc	61
675	*,e	Potbelly Corp	9
666	*	Red Robin Gourmet Burgers, Inc	51
2,200	*	Regis Corp	37
1	*	Restaurant Brands International LP	0	^
8,978	*	Restaurant Brands International, Inc	350
7,330		Royal Caribbean Cruises Ltd	604
3,070	*	Ruby Tuesday, Inc	21
1,588		Ruth’s Chris Steak House, Inc	24
1,968	*,e	Scientific Games Corp (Class A)	25
2,991		SeaWorld Entertainment, Inc	54
9,418		Service Corp International	214
1,417	*	ServiceMaster Global Holdings, Inc	38
3,014		Six Flags Entertainment Corp	130
2,451		Sonic Corp	67
2,534		Sotheby’s (Class A)	109
581		Speedway Motorsports, Inc	13
32,396		Starbucks Corp	2,658
7,783		Starwood Hotels & Resorts Worldwide, Inc	631
81	*	Steak N Shake Co	32
636	*	Steiner Leisure Ltd	29
491	*	Strayer Education, Inc	36
2,872		Texas Roadhouse, Inc (Class A)	97
1,028		Universal Technical Institute, Inc	10
1,645		Vail Resorts, Inc	150
572	*,e	Weight Watchers International, Inc	14
12,106		Wendy’s	109
5,619		Wyndham Worldwide Corp	482
3,468		Wynn Resorts Ltd	516
18,909		Yum! Brands, Inc	1,377
266	*,e	Zoe’s Kitchen, Inc	8

		TOTAL CONSUMER SERVICES	20,833

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 4.2%
2,314	*	Affiliated Managers Group, Inc	$491
11,926	*	Ally Financial, Inc	282
39,087		American Express Co	3,637
8,182		Ameriprise Financial, Inc	1,082
727	e	Arlington Asset Investment Corp (Class A)	19
1,215		Artisan Partners Asset Management, Inc	61
35	*	Ashford, Inc	3
49,267		Bank of New York Mellon Corp	1,999
7,666		BGC Partners, Inc (Class A)	70
5,508		BlackRock, Inc	1,969
1,288		Calamos Asset Management, Inc (Class A)	17
24,707		Capital One Financial Corp	2,040
1,340		Cash America International, Inc	30
3,805		CBOE Holdings, Inc	241
48,819		Charles Schwab Corp	1,474
13,792		CME Group, Inc	1,223
1,086	e	Cohen & Steers, Inc	46
594	*	Consumer Portfolio Services, Inc	4
5,330	*	Cowen Group, Inc	26
295	*	Credit Acceptance Corp	40
118		Diamond Hill Investment Group, Inc	16
19,916		Discover Financial Services	1,304
12,938	*	E*Trade Financial Corp	314
5,318		Eaton Vance Corp	218
1,165	*,e	Encore Capital Group, Inc	52
1,226	*	Enova International, Inc	27
1,394		Evercore Partners, Inc (Class A)	73
2,322	*	Ezcorp, Inc (Class A)	27
673	*	FBR & Co	17
4,144	e	Federated Investors, Inc (Class B)	136
2,248	e	Financial Engines, Inc	82
1,340	*	First Cash Financial Services, Inc	75
3,713	*	FNFV Group	58
17,158		Franklin Resources, Inc	950
1,682	e	FXCM, Inc	28
1,067		Gain Capital Holdings, Inc	10
349		GAMCO Investors, Inc (Class A)	31
3,928		GFI Group, Inc	21
19,319		Goldman Sachs Group, Inc	3,745
1,122	*	Green Dot Corp	23
1,492		Greenhill & Co, Inc	65
1,489		HFF, Inc (Class A)	53
2,025		Interactive Brokers Group, Inc (Class A)	59
4,985		IntercontinentalExchange Group, Inc	1,093
675	*	International Assets Holding Corp	14
19,098		Invesco Ltd	755
1,857	*	Investment Technology Group, Inc	39
22,748	e	iShares Russell 3000 Index Fund	2,782
6,720	e	Janus Capital Group, Inc	108
525	*	JG Wentworth Co	6
1,997	*	KCG Holdings, Inc	23
5,033	*	Ladenburg Thalmann Financial Services, Inc	20
5,453		Lazard Ltd (Class A)	273
4,465		Legg Mason, Inc	238
16,253		Leucadia National Corp	364
3,861		LPL Financial Holdings, Inc	172
671		Manning & Napier, Inc	9
359	*	Marcus & Millichap, Inc	12
1,771		MarketAxess Holdings, Inc	127
418		Marlin Business Services Corp	9
11,786		McGraw-Hill Financial, Inc	1,049
329		Moelis & Co	11
8,139		Moody’s Corp	780
65,854		Morgan Stanley	2,555

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

4,961		MSCI, Inc (Class A)	$235
5,098		NASDAQ OMX Group, Inc	245
17,953		Navient Corp	388
444		Nelnet, Inc (Class A)	21
959	*	NewStar Financial, Inc	12
489	*	Nicholas Financial, Inc	7
10,086		Northern Trust Corp	680
8,103		NorthStar Asset Management Group, Inc	183
448		Oppenheimer Holdings, Inc	10
2,595	*,e	PHH Corp	62
1,198	*	Pico Holdings, Inc	23
935	*	Piper Jaffray Cos	54
2,236	*	PRA Group, Inc	130
527		Pzena Investment Management, Inc (Class A)	5
5,235		Raymond James Financial, Inc	300
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	5
1,299	*	Safeguard Scientifics, Inc	26
3,870		Santander Consumer USA Holdings, Inc	76
5,842		SEI Investments Co	234
19,100		SLM Corp	195
9,200		SPDR Trust Series 1	1,891
1,210	*,e	Springleaf Holdings, Inc	44
18,409		State Street Corp	1,445
2,900	*	Stifel Financial Corp	148
1,726	*,e	SWS Group, Inc	12
5,586	*	Synchrony Financial	166
11,148		T Rowe Price Group, Inc	957
11,740		TD Ameritrade Holding Corp	420
311		Virtus Investment Partners, Inc	53
5,830		Voya Financial, Inc	247
3,755		Waddell & Reed Financial, Inc (Class A)	187
1,683	*,e	Walter Investment Management Corp	28
322		Westwood Holdings Group, Inc	20
4,611		WisdomTree Investments, Inc	72
187	*,e	World Acceptance Corp	15

		TOTAL DIVERSIFIED FINANCIALS	41,177

ENERGY - 7.5%
4,200	*,e	Abraxas Petroleum Corp	12
99		Adams Resources & Energy, Inc	5
783		Alon USA Energy, Inc	10
885	*	Amyris Biotechnologies, Inc	2
21,812		Anadarko Petroleum Corp	1,799
2,348	*	Antero Resources Corp	95
16,806		Apache Corp	1,053
460	*	APCO Argentina, Inc	6
1,605	*,e	Approach Resources, Inc	10
9,903	e	Arch Coal, Inc	18
224	e	Ardmore Shipping Corp	3
2,302	*	Atwood Oceanics, Inc	65
18,847		Baker Hughes, Inc	1,057
1,205	*	Basic Energy Services, Inc	8
2,221	*	Bill Barrett Corp	25
1,448	*	Bonanza Creek Energy, Inc	35
1,469		Bristow Group, Inc	97
2,159	*	C&J Energy Services, Inc	29
17,988		Cabot Oil & Gas Corp	533
13,608	*	California Resources Corp	75
1,777	*	Callon Petroleum Co	10
9,006	*	Cameron International Corp	450
905	e	CARBO Ceramics, Inc	36
1,963	*	Carrizo Oil & Gas, Inc	82
2,040	*,e	CHC Group Ltd	7

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

10,205	*	Cheniere Energy, Inc	$718
23,204		Chesapeake Energy Corp	454
81,933		Chevron Corp	9,191
3,794		Cimarex Energy Co	402
262	*	Clayton Williams Energy, Inc	17
3,211	*,e	Clean Energy Fuels Corp	16
2,429	*	Cloud Peak Energy, Inc	22
15,473	*	Cobalt International Energy, Inc	138
2,095	e	Comstock Resources, Inc	14
4,974	*	Concho Resources, Inc	496
52,887		ConocoPhillips	3,652
10,148		Consol Energy, Inc	343
670	*	Contango Oil & Gas Co	20
3,512	*,e	Continental Resources, Inc	135
762	e	CVR Energy, Inc	29
378		Dawson Geophysical Co	5
1,604		Delek US Holdings, Inc	44
15,447	e	Denbury Resources, Inc	126
17,656		Devon Energy Corp	1,081
3,122		DHT Holdings, Inc	23
2,463	e	Diamond Offshore Drilling, Inc	90
1,685	*	Diamondback Energy, Inc	101
329	*	Dorian LPG Ltd	5
3,226	*	Dresser-Rand Group, Inc	264
1,710	*	Dril-Quip, Inc	131
2,450	*,e	Emerald Oil, Inc	3
3,245		Energen Corp	207
2,653	e	Energy XXI Bermuda Ltd	9
23,652		EOG Resources, Inc	2,178
2,050	*,e	EP Energy Corp	21
6,694		EQT Corp	507
891	*	Era Group, Inc	19
668		Evolution Petroleum Corp	5
7,464	e	EXCO Resources, Inc	16
2,632		Exterran Holdings, Inc	86
185,011		Exxon Mobil Corp	17,104
10,066	*	FMC Technologies, Inc	471
1,662	*	Forum Energy Technologies, Inc	34
1,860	e	Frank’s International NV	31
2,722	*,e	Frontline Ltd	7
2,612	*,e	FX Energy, Inc	4
1,114		GasLog Ltd	23
2,282	*	Gastar Exploration, Inc	5
626	*	Geospace Technologies Corp	17
519	*,e	Glori Energy, Inc	2
2,014	e	Golar LNG Ltd	73
1,342	*,e	Goodrich Petroleum Corp	6
1,640		Green Plains Renewable Energy, Inc	41
727		Gulf Island Fabrication, Inc	14
1,158	e	Gulfmark Offshore, Inc	28
3,777	*	Gulfport Energy Corp	158
4,717	*,e	Halcon Resources Corp	8
36,549		Halliburton Co	1,437
1,942	*,e	Harvest Natural Resources, Inc	4
4,809	*	Helix Energy Solutions Group, Inc	104
4,205		Helmerich & Payne, Inc	283
6,596	*,e	Hercules Offshore, Inc	7
11,991		Hess Corp	885
8,778		Holly Corp	329
1,645	*	Hornbeck Offshore Services, Inc	41
6,522	*	ION Geophysical Corp	18
61	*	Isramco, Inc	8
6,174	*	Key Energy Services, Inc	10
58,719		Kinder Morgan, Inc	2,484
4,626	*	Kosmos Energy LLC	39

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

3,428	*,e	Laredo Petroleum Holdings, Inc	$35
8,756	*,e	Magnum Hunter Resources Corp	27
29,307		Marathon Oil Corp	829
10,880		Marathon Petroleum Corp	982
3,228	*	Matador Resources Co	65
1,193	*	Matrix Service Co	27
10,530	*,e	McDermott International, Inc	31
1,803	*	Memorial Resource Development Corp	33
1,188	*,e	Midstates Petroleum Co, Inc	2
738	*,e	Miller Petroleum, Inc	1
507	*	Mitcham Industries, Inc	3
7,704		Murphy Oil Corp	389
13,140		Nabors Industries Ltd	171
18,330		National Oilwell Varco, Inc	1,201
561	*	Natural Gas Services Group, Inc	13
3,582		Navios Maritime Acq Corp	13
5,911	*	Newfield Exploration Co	160
3,910	*	Newpark Resources, Inc	37
15,620		Noble Energy, Inc	741
3,925	e	Nordic American Tanker Shipping	40
2,710	e	North Atlantic Drilling Ltd	4
3,091	*,e	Northern Oil And Gas, Inc	17
645	*,e	Nuverra Environmental Solutions, Inc	4
4,474	*,e	Oasis Petroleum, Inc	74
33,778		Occidental Petroleum Corp	2,723
4,771		Oceaneering International, Inc	281
2,073	*	Oil States International, Inc	101
9,177		Oneok, Inc	457
656	*,e	Pacific Ethanol, Inc	7
648		Panhandle Oil and Gas, Inc (Class A)	15
5,410	*	Parker Drilling Co	17
2,213	*,e	Parsley Energy, Inc	35
6,387		Patterson-UTI Energy, Inc	106
2,988		PBF Energy, Inc	80
1,585	*	PDC Energy, Inc	65
11,958	e	Peabody Energy Corp	93
2,923	*,e	Penn Virginia Corp	20
2,768	*	Petroquest Energy, Inc	10
620	*	PHI, Inc	23
24,454		Phillips 66	1,753
2,681	*	Pioneer Energy Services Corp	15
6,205		Pioneer Natural Resources Co	924
8,195		Questar Market Resources, Inc	166
6,987		Range Resources Corp	373
970	*	Renewable Energy Group, Inc	9
3,121	*,e	Resolute Energy Corp	4
2,049	*,e	Rex Energy Corp	10
303	*	Rex Stores Corp	19
2,217	*	Rice Energy, Inc	46
611	*	RigNet, Inc	25
843	*	Ring Energy, Inc	9
2,709	*	Rosetta Resources, Inc	60
5,316		Rowan Cos plc	124
3,162		RPC, Inc	41
972	*,e	RSP Permian, Inc	24
2,020	*,e	Sanchez Energy Corp	19
17,351	*,e	SandRidge Energy, Inc	32
56,196		Schlumberger Ltd	4,800
7,391		Scorpio Tankers, Inc	64
891	*	SEACOR Holdings, Inc	66
15,398	e	Seadrill Ltd	184
2,014		SemGroup Corp	138
1,828	*	Seventy Seven Energy, Inc	10
2,365	e	Ship Finance International Ltd	33
15,477	*	Southwestern Energy Co	422

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

28,586		Spectra Energy Corp	$1,038
2,953		St. Mary Land & Exploration Co	114
2,483	*	Stone Energy Corp	42
6,925		Superior Energy Services	140
2,133	*,e	Swift Energy Co	9
2,962	*	Synergy Resources Corp	37
1,414		Targa Resources Investments, Inc	150
2,010		Teekay Corp	102
2,124	e	Teekay Tankers Ltd (Class A)	11
1,519		Tesco Corp	19
5,702		Tesoro Corp	424
3,896	*	Tetra Technologies, Inc	26
2,198	e	Tidewater, Inc	71
1,041	*	TransAtlantic Petroleum Ltd	6
3,320	*,e	Triangle Petroleum Corp	16
6,760	*,e	Ultra Petroleum Corp	89
2,246	*	Unit Corp	77
2,578	*	Vaalco Energy, Inc	12
22,751		Valero Energy Corp	1,126
9,477	*	Vantage Drilling Co	5
1,693		W&T Offshore, Inc	12
3,436	*	Warren Resources, Inc	6
2,337		Western Refining, Inc	88
510	*	Westmoreland Coal Co	17
7,204	*	Whiting Petroleum Corp	238
2,126	*	Willbros Group, Inc	13
32,617		Williams Cos, Inc	1,466
3,179		World Fuel Services Corp	149
9,159	*	WPX Energy, Inc	107

		TOTAL ENERGY	73,677

FOOD & STAPLES RETAILING - 2.2%
1,284	*	Andersons, Inc	68
1,457		Casey’s General Stores, Inc	132
776	*	Chefs’ Warehouse Holdings, Inc	18
18,900		Costco Wholesale Corp	2,679
50,465		CVS Corp	4,860
715	*,e	Fairway Group Holdings Corp	2
1,879	*,e	Fresh Market, Inc	77
700		Ingles Markets, Inc (Class A)	26
21,781		Kroger Co	1,399
1,422	e	Liberator Medical Holdings, Inc	4
345	*,e	Natural Grocers by Vitamin C	10
1,214	*	Pantry, Inc	45
647		Pricesmart, Inc	59
41,050	*	Rite Aid Corp	309
1,140	*	Roundy’s, Inc	5
10,175		Safeway, Inc	357
1,809		Spartan Stores, Inc	47
4,324	*,e	Sprouts Farmers Market, Inc	147
9,250	*	Supervalu, Inc	90
25,264		Sysco Corp	1,003
2,264	*	United Natural Foods, Inc	175
292		Village Super Market (Class A)	8
41,060		Walgreens Boots Alliance, Inc	3,129
68,893		Wal-Mart Stores, Inc	5,917
145		Weis Markets, Inc	7
15,734		Whole Foods Market, Inc	793

		TOTAL FOOD & STAPLES RETAILING	21,366

FOOD, BEVERAGE & TOBACCO - 4.5%
136		Alico, Inc	7
3,943	*	Alliance One International, Inc	6
85,782		Altria Group, Inc	4,226

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

28,114		Archer Daniels Midland Co	$1,462
2,348		B&G Foods, Inc (Class A)	70
387	*	Boston Beer Co, Inc (Class A)	112
2,588	*	Boulder Brands, Inc	29
6,581		Brown-Forman Corp (Class B)	578
6,243		Bunge Ltd	568
555		Calavo Growers, Inc	26
1,364	e	Cal-Maine Foods, Inc	53
7,710		Campbell Soup Co	339
2,584	*	Chiquita Brands International, Inc	37
263		Coca-Cola Bottling Co Consolidated	23
171,716		Coca-Cola Co	7,250
11,105		Coca-Cola Enterprises, Inc	491
18,044		ConAgra Foods, Inc	655
6,627	*	Constellation Brands, Inc (Class A)	651
7,267	*	Darling International, Inc	132
4,379		Dean Foods Co	85
1,154	*	Diamond Foods, Inc	33
8,370		Dr Pepper Snapple Group, Inc	600
288	*	Farmer Bros Co	8
7,843		Flowers Foods, Inc	151
1,051		Fresh Del Monte Produce, Inc	35
26,284		General Mills, Inc	1,402
4,434	*,e	Hain Celestial Group, Inc	258
6,343		Hershey Co	659
5,828		Hormel Foods Corp	304
3,193		Ingredion, Inc	271
649	*	Inventure Foods, Inc	8
652		J&J Snack Foods Corp	71
4,313		J.M. Smucker Co	436
368		John B. Sanfilippo & Son, Inc	17
11,020		Kellogg Co	721
6,107		Keurig Green Mountain, Inc	809
25,603		Kraft Foods Group, Inc	1,604
578		Lancaster Colony Corp	54
2,170		Lance, Inc	66
179	*,e	Lifeway Foods, Inc	3
443		Limoneira Co	11
15,673		Lorillard, Inc	986
5,451		McCormick & Co, Inc	405
8,746		Mead Johnson Nutrition Co	879
5,964		Molson Coors Brewing Co (Class B)	444
72,801		Mondelez International, Inc	2,645
6,121	*	Monster Beverage Corp	663
621	*	National Beverage Corp	14
996	*	Omega Protein Corp	11
65,185		PepsiCo, Inc	6,164
67,980		Philip Morris International, Inc	5,537
2,936	*,e	Pilgrim’s Pride Corp	96
2,403		Pinnacle Foods, Inc	85
1,943	*	Post Holdings, Inc	81
13,307		Reynolds American, Inc	855
1,050	e	Sanderson Farms, Inc	88
13	*	Seaboard Corp	55
365	*	Seneca Foods Corp	10
889	*,e	Synutra International, Inc	5
932	e	Tootsie Roll Industries, Inc	29
1,662	*	TreeHouse Foods, Inc	142
11,762		Tyson Foods, Inc (Class A)	472
777	e	Universal Corp	34
2,908	e	Vector Group Ltd	62
7,674	*	WhiteWave Foods Co (Class A)	269

		TOTAL FOOD, BEVERAGE & TOBACCO	44,352

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
1,018	e	Abaxis, Inc	$58
64,641		Abbott Laboratories	2,910
1,811	*	Abiomed, Inc	69
1,625	*	Acadia Healthcare Co, Inc	99
3,073	*,e	Accuray, Inc	23
255	*	Addus HomeCare Corp	6
15,263		Aetna, Inc	1,356
1,872	*,e	Air Methods Corp	82
3,602	*	Align Technology, Inc	201
253	*	Alliance HealthCare Services, Inc	5
8,310	*	Allscripts Healthcare Solutions, Inc	106
380	*	Almost Family, Inc	11
1,533	*	Amedisys, Inc	45
9,745		AmerisourceBergen Corp	879
2,008	*	AMN Healthcare Services, Inc	39
1,528	*	Amsurg Corp	84
558		Analogic Corp	47
1,310	*	Angiodynamics, Inc	25
566	*	Anika Therapeutics, Inc	23
5,177	*,e	Antares Pharma, Inc	13
12,013		Anthem, Inc	1,510
1,670	*,e	athenahealth, Inc	243
1,229	*	AtriCure, Inc	25
86		Atrion Corp	29
3,271		Bard (C.R.), Inc	545
23,378		Baxter International, Inc	1,713
8,365		Becton Dickinson & Co	1,164
1,119	*,e	Bio-Reference Labs, Inc	36
2,663	*,e	BioScrip, Inc	19
1,148	*	BioTelemetry, Inc	12
58,350	*	Boston Scientific Corp	773
7,272	*	Brookdale Senior Living, Inc	267
1,599		Cantel Medical Corp	69
1,396	*	Capital Senior Living Corp	35
14,506		Cardinal Health, Inc	1,171
1,207	*	Cardiovascular Systems, Inc	36
8,969	*	CareFusion Corp	532
569	*	Castlight Health, Inc	7
9,050	*	Catamaran Corp	468
2,518	*	Centene Corp	262
12,813	*	Cerner Corp	829
3,181	*,e	Cerus Corp	20
661	e	Chemed Corp	70
11,571		Cigna Corp	1,191
5,064	*	Community Health Systems, Inc	273
590		Computer Programs & Systems, Inc	36
1,202		Conmed Corp	54
2,006		Cooper Cos, Inc	325
514	*	Corvel Corp	19
19,483		Covidien plc	1,993
1,273	*	Cross Country Healthcare, Inc	16
1,413		CryoLife, Inc	16
1,243	*	Cyberonics, Inc	69
796	*	Cynosure, Inc (Class A)	22
7,586	*	DaVita, Inc	575
6,256		Dentsply International, Inc	333
611	*,e	Derma Sciences, Inc	6
3,382	*	DexCom, Inc	186
4,508	*	Edwards Lifesciences Corp	574
2,887	*	Endologix, Inc	44
895		Ensign Group, Inc	40
3,282	*	Envision Healthcare Holdings, Inc	114
408	*	Exactech, Inc	10
1,376	*,e	ExamWorks Group, Inc	57

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

31,618	*	Express Scripts Holding Co	$2,677
1,637	*	Five Star Quality Care, Inc	7
1,865	*	GenMark Diagnostics, Inc	25
1,497	*	Gentiva Health Services, Inc	29
2,899	*	Globus Medical, Inc	69
1,091	*	Greatbatch, Inc	54
2,338	*	Haemonetics Corp	88
2,049	*	Halyard Health, Inc	93
1,683	*	Hanger Orthopedic Group, Inc	37
14,123	*	HCA Holdings, Inc	1,036
3,620	*	Health Net, Inc	194
4,003		Healthsouth Corp	154
797	*	HealthStream, Inc	24
1,788	*	Healthways, Inc	36
752	*,e	HeartWare International, Inc	55
3,592	*	Henry Schein, Inc	489
2,529		Hill-Rom Holdings, Inc	115
3,657	*	HMS Holdings Corp	77
10,588	*	Hologic, Inc	283
6,677		Humana, Inc	959
604	*	ICU Medical, Inc	49
2,073	*	Idexx Laboratories, Inc	307
3,333	*	IMS Health Holdings, Inc	85
2,452	*	Insulet Corp	113
1,114	*	Integra LifeSciences Holdings Corp	60
1,544	*	Intuitive Surgical, Inc	817
1,548		Invacare Corp	26
3,513	*	Inverness Medical Innovations, Inc	134
769	*	IPC The Hospitalist Co, Inc	35
382	*,e	K2M Group Holdings, Inc	8
2,539		Kindred Healthcare, Inc	46
3,499	*	Laboratory Corp of America Holdings	378
498		Landauer, Inc	17
729	*	LDR Holding Corp	24
735	*	LHC Group, Inc	23
1,926	*	LifePoint Hospitals, Inc	139
1,222	*	Magellan Health Services, Inc	73
2,117	*	Masimo Corp	56
9,900		McKesson Corp	2,055
2,778	*	MedAssets, Inc	55
2,434	*	Medidata Solutions, Inc	116
43,036		Medtronic, Inc	3,107
2,504	*	Merge Healthcare, Inc	9
1,883		Meridian Bioscience, Inc	31
1,836	*	Merit Medical Systems, Inc	32
1,450	*	Molina Healthcare, Inc	78
620	*	MWI Veterinary Supply, Inc	105
516		National Healthcare Corp	32
357	*	National Research Corp	5
1,662	*	Natus Medical, Inc	60
1,566	*	Neogen Corp	78
2,136	*	NuVasive, Inc	101
2,725	*	NxStage Medical, Inc	49
4,318		Omnicare, Inc	315
1,729	*	Omnicell, Inc	57
2,901	*	OraSure Technologies, Inc	29
1,010	*	Orthofix International NV	30
2,906		Owens & Minor, Inc	102
592	*	Oxford Immunotec Global plc	8
3,781		Patterson Cos, Inc	182
4,344	*	Pediatrix Medical Group, Inc	287
1,348	*	PharMerica Corp	28
626	*,e	PhotoMedex, Inc	1
1,600	*	Premier, Inc	54
495	*	Providence Service Corp	18

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

1,960		Quality Systems, Inc	$31
6,264		Quest Diagnostics, Inc	420
1,220	*,e	Quidel Corp	35
1,510	*	RadNet, Inc	13
6,203	e	Resmed, Inc	348
1,891	*	Rockwell Medical Technologies, Inc	19
3,216	*	RTI Biologics, Inc	17
2,500		Select Medical Holdings Corp	36
2,543	*	Sirona Dental Systems, Inc	222
973	*	Skilled Healthcare Group, Inc (Class A)	8
1,958	*	Spectranetics Corp	68
12,346		St. Jude Medical, Inc	803
1,741	*	Staar Surgical Co	16
2,595		STERIS Corp	168
14,382		Stryker Corp	1,357
440	*,e	Surgical Care Affiliates, Inc	15
900	*	SurModics, Inc	20
493	*	Symmetry Surgical, Inc	4
480	*,e	Tandem Diabetes Care, Inc	6
3,153	*	Team Health Holdings, Inc	181
1,782		Teleflex, Inc	205
4,313	*	Tenet Healthcare Corp	219
2,569	*	Thoratec Corp	83
1,572	*	Tornier BV	40
1,189	*,e	TransEnterix, Inc	3
1,085	*	Triple-S Management Corp (Class B)	26
328	*,e	TriVascular Technologies, Inc	4
3,641	*,e	Unilife Corp	12
42,286		UnitedHealth Group, Inc	4,275
1,661	*	Universal American Corp	15
3,922		Universal Health Services, Inc (Class B)	436
549		US Physical Therapy, Inc	23
149		Utah Medical Products, Inc	9
4,360	*	Varian Medical Systems, Inc	377
937	*	Vascular Solutions, Inc	25
3,661	*	VCA Antech, Inc	179
1,665	*,e	Veeva Systems, Inc	44
960	*	Vocera Communications, Inc	10
2,758	*	Volcano Corp	49
1,994	*	WellCare Health Plans, Inc	164
3,006		West Pharmaceutical Services, Inc	160
2,200	*	Wright Medical Group, Inc	59
1,310	*,e	Zeltiq Aesthetics, Inc	37
7,225		Zimmer Holdings, Inc	819

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,844

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
18,832		Avon Products, Inc	177
1,891	*	Central Garden and Pet Co (Class A)	18
5,717		Church & Dwight Co, Inc	451
5,465		Clorox Co	569
39,407		Colgate-Palmolive Co	2,727
3,140		Coty, Inc	65
945	*,e	Elizabeth Arden, Inc	20
2,560		Energizer Holdings, Inc	329
9,915		Estee Lauder Cos (Class A)	755
867		Female Health Co	3
3,994	*	Harbinger Group, Inc	57
3,010	e	Herbalife Ltd	113
1,333	*,e	IGI Laboratories, Inc	12
735		Inter Parfums, Inc	20
16,138		Kimberly-Clark Corp	1,865
721	*	Medifast, Inc	24
537		Nature’s Sunshine Products, Inc	8
2,633	e	Nu Skin Enterprises, Inc (Class A)	115

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

602	*	Nutraceutical International Corp	$13
255		Oil-Dri Corp of America	8
289		Orchids Paper Products Co	8
116,538		Procter & Gamble Co	10,616
575	*	Revlon, Inc (Class A)	20
990		Spectrum Brands, Inc	95
312	*,e	USANA Health Sciences, Inc	32
704		WD-40 Co	60

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,180

INSURANCE - 4.2%
14,409		ACE Ltd	1,655
19,367		Aflac, Inc	1,183
722	*	Alleghany Corp	335
4,268		Allied World Assurance Co Holdings Ltd	162
18,602		Allstate Corp	1,307
1,969	*	AMBAC Financial Group, Inc	48
2,880		American Equity Investment Life Holding Co	84
2,871		American Financial Group, Inc	174
62,418		American International Group, Inc	3,496
355		American National Insurance Co	41
915		Amerisafe, Inc	39
1,325	e	Amtrust Financial Services, Inc	75
12,660		Aon plc	1,201
5,565	*	Arch Capital Group Ltd	329
1,367		Argo Group International Holdings Ltd	76
6,929		Arthur J. Gallagher & Co	326
2,894		Aspen Insurance Holdings Ltd	127
3,041		Assurant, Inc	208
7,819		Assured Guaranty Ltd	203
493	*,e	Atlas Financial Holdings, Inc	8
4,657		Axis Capital Holdings Ltd	238
422		Baldwin & Lyons, Inc (Class B)	11
78,809	*	Berkshire Hathaway, Inc (Class B)	11,833
5,294		Brown & Brown, Inc	174
10,508		Chubb Corp	1,087
6,937		Cincinnati Financial Corp	360
2,162	*,e	Citizens, Inc (Class A)	16
1,166		CNA Financial Corp	45
9,590		Conseco, Inc	165
1,190		Crawford & Co (Class B)	12
406		Donegal Group, Inc (Class A)	7
844	*	eHealth, Inc	21
168		EMC Insurance Group, Inc	6
1,381		Employers Holdings, Inc	33
1,980		Endurance Specialty Holdings Ltd	119
276	*	Enstar Group Ltd	42
1,077		Erie Indemnity Co (Class A)	98
1,920		Everest Re Group Ltd	327
441		FBL Financial Group, Inc (Class A)	26
485		Federated National Holding Co	12
630		Fidelity & Guaranty Life	15
4,733		First American Financial Corp	160
11,142		FNF Group	384
21,672	*	Genworth Financial, Inc (Class A)	184
1,299	*	Greenlight Capital Re Ltd (Class A)	42
368	*	Hallmark Financial Services	4
2,022		Hanover Insurance Group, Inc	144
19,845		Hartford Financial Services Group, Inc	827
4,206		HCC Insurance Holdings, Inc	225
290		HCI Group, Inc	13
2,969	*	Hilltop Holdings, Inc	59
1,816		Horace Mann Educators Corp	60
392		Independence Holding Co	6
632		Infinity Property & Casualty Corp	49

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

212		Kansas City Life Insurance Co	$10
2,086		Kemper Corp	75
11,594		Lincoln National Corp	669
13,583		Loews Corp	571
2,294		Maiden Holdings Ltd	29
617	*	Markel Corp	421
23,532		Marsh & McLennan Cos, Inc	1,347
6,479	*	MBIA, Inc	62
2,307		Meadowbrook Insurance Group, Inc	20
1,373		Mercury General Corp	78
40,743		Metlife, Inc	2,204
1,715		Montpelier Re Holdings Ltd	61
1,590		National General Holdings Corp	30
224		National Interstate Corp	7
106		National Western Life Insurance Co (Class A)	29
470	*	Navigators Group, Inc	35
11,498		Old Republic International Corp	168
1,061		OneBeacon Insurance Group Ltd (Class A)	17
2,099		PartnerRe Ltd	240
272	*	Phoenix Cos, Inc	19
1,185		Platinum Underwriters Holdings Ltd	87
2,416		Primerica, Inc	131
12,680		Principal Financial Group	659
2,486		ProAssurance Corp	112
25,377		Progressive Corp	685
3,333		Protective Life Corp	232
19,728		Prudential Financial, Inc	1,785
2,824		Reinsurance Group of America, Inc (Class A)	247
1,640		RenaissanceRe Holdings Ltd	159
1,944		RLI Corp	96
678		Safety Insurance Group, Inc	43
2,700		Selective Insurance Group, Inc	73
1,924		Stancorp Financial Group, Inc	134
913		State Auto Financial Corp	20
1,090		Stewart Information Services Corp	40
3,316		Symetra Financial Corp	76
1,550	*	Third Point Reinsurance Ltd	22
5,476		Torchmark Corp	297
14,836		Travelers Cos, Inc	1,570
417	*	United America Indemnity Ltd	12
1,337		United Fire & Casualty Co	40
739		United Insurance Holdings Corp	16
1,340		Universal Insurance Holdings, Inc	27
10,795		UnumProvident Corp	377
4,009		Validus Holdings Ltd	167
4,281		W.R. Berkley Corp	219
224		White Mountains Insurance Group Ltd	141
11,987		XL Capital Ltd	412

		TOTAL INSURANCE	41,852

MATERIALS - 3.6%
1,430		A. Schulman, Inc	58
856	*	Advanced Emissions Solutions, Inc	20
226	*	AEP Industries, Inc	13
9,134		Air Products & Chemicals, Inc	1,317
3,280		Airgas, Inc	378
5,809	*,e	AK Steel Holding Corp	35
3,438	e	Albemarle Corp	207
51,724		Alcoa, Inc	817
4,793		Allegheny Technologies, Inc	167
1,339	e	American Vanguard Corp	16
475		Ampco-Pittsburgh Corp	9
2,862		Aptargroup, Inc	191
3,027		Ashland, Inc	363
4,122		Avery Dennison Corp	214

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,240	*	Axalta Coating Systems Ltd	$58
3,223		Axiall Corp	137
1,365		Balchem Corp	91
5,972		Ball Corp	407
4,338		Bemis Co, Inc	196
3,785	*	Berry Plastics Group, Inc	119
559	*	Boise Cascade Co	21
986		Brush Engineered Materials, Inc	35
2,920		Cabot Corp	128
2,460	*	Calgon Carbon Corp	51
2,347		Carpenter Technology Corp	116
799	*,e	Castle (A.M.) & Co	6
6,557		Celanese Corp (Series A)	393
2,103	*	Century Aluminum Co	51
2,230		CF Industries Holdings, Inc	608
340		Chase Corp	12
4,115	*	Chemtura	102
906	*	Clearwater Paper Corp	62
2,919	e	Cliffs Natural Resources, Inc	21
4,249	*	Coeur d’Alene Mines Corp	22
5,382		Commercial Metals Co	88
1,529		Compass Minerals International, Inc	133
5,868	*	Crown Holdings, Inc	299
3,300		Cytec Industries, Inc	152
507		Deltic Timber Corp	35
2,836		Domtar Corp	114
52,165		Dow Chemical Co	2,379
39,542		Du Pont (E.I.) de Nemours & Co	2,924
2,212		Eagle Materials, Inc	168
6,627		Eastman Chemical Co	503
11,621		Ecolab, Inc	1,215
3,191	*	Ferro Corp	41
2,562	*	Flotek Industries, Inc	48
5,654		FMC Corp	322
44,908		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,049
954		FutureFuel Corp	12
2,058		Glatfelter	53
2,943		Globe Specialty Metals, Inc	51
1,426		Gold Resource Corp	5
14,280	*	Graphic Packaging Holding Co	194
1,405		Greif, Inc (Class A)	66
2,306		H.B. Fuller Co	103
459		Hawkins, Inc	20
501		Haynes International, Inc	24
3,320	*	Headwaters, Inc	50
14,157	e	Hecla Mining Co	39
2,056	*,e	Horsehead Holding Corp	33
8,898		Huntsman Corp	203
1,000		Innophos Holdings, Inc	58
1,128		Innospec, Inc	48
3,379		International Flavors & Fragrances, Inc	342
18,694		International Paper Co	1,002
2,641	*,e	Intrepid Potash, Inc	37
804		Kaiser Aluminum Corp	57
3,744	*	Kapstone Paper and Packaging Corp	110
329		KMG Chemicals, Inc	7
952		Koppers Holdings, Inc	25
1,610	*	Kraton Polymers LLC	33
1,114		Kronos Worldwide, Inc	15
1,289	*	Landec Corp	18
6,361	*	Louisiana-Pacific Corp	105
901	*	LSB Industries, Inc	28
18,063		LyondellBasell Industries AF S.C.A	1,434
516	*,e	Marrone Bio Innovations, Inc	2
2,738	e	Martin Marietta Materials, Inc	302

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

7,431		MeadWestvaco Corp	$330
1,603		Minerals Technologies, Inc	111
20,809		Monsanto Co	2,486
14,648		Mosaic Co	669
1,307		Myers Industries, Inc	23
743		Neenah Paper, Inc	45
364		NewMarket Corp	147
21,903		Newmont Mining Corp	414
1,121		Noranda Aluminium Holding Corp	4
13,989		Nucor Corp	686
3,679		Olin Corp	84
529		Olympic Steel, Inc	9
1,452		OM Group, Inc	43
2,250	*	Omnova Solutions, Inc	18
7,278	*	Owens-Illinois, Inc	196
4,344		Packaging Corp of America	339
3,751	*	Platform Specialty Products Corp	87
4,006		PolyOne Corp	152
5,909		PPG Industries, Inc	1,366
12,586		Praxair, Inc	1,631
610		Quaker Chemical Corp	56
1,981	e	Rayonier Advanced Materials, Inc	44
3,434		Reliance Steel & Aluminum Co	210
11,466	*	Rentech, Inc	14
2,728	*	Resolute Forest Products	48
6,082		Rock-Tenn Co (Class A)	371
3,005		Rockwood Holdings, Inc	237
2,719		Royal Gold, Inc	170
5,631		RPM International, Inc	286
1,496	*	RTI International Metals, Inc	38
1,183		Schnitzer Steel Industries, Inc (Class A)	27
1,432		Schweitzer-Mauduit International, Inc	61
2,024		Scotts Miracle-Gro Co (Class A)	126
9,523		Sealed Air Corp	404
1,854	*,e	Senomyx, Inc	11
2,186		Sensient Technologies Corp	132
3,703		Sherwin-Williams Co	974
5,067		Sigma-Aldrich Corp	696
1,935		Silgan Holdings, Inc	104
4,578		Sonoco Products Co	200
6,212	e	Southern Copper Corp (NY)	175
9,681		Steel Dynamics, Inc	191
834		Stepan Co	33
5,293	*	Stillwater Mining Co	78
2,967		SunCoke Energy, Inc	57
2,757		Tahoe Resources, Inc	38
1,733		TimkenSteel Corp	64
970	*	Trecora Resources	14
1,164		Tredegar Corp	26
2,723		Tronox Ltd	65
260	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	5
5,791		United States Steel Corp	155
391	*	Universal Stainless & Alloy	10
482	*	US Concrete, Inc	14
2,028	e	US Silica Holdings Inc	52
3,731		Valspar Corp	323
5,770		Vulcan Materials Co	379
2,354		Wausau Paper Corp	27
1,786		Westlake Chemical Corp	109
2,539		Worthington Industries, Inc	76
3,248	*	WR Grace & Co	310
1,145		Zep, Inc	17

		TOTAL MATERIALS	35,660

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.5%
835		AH Belo Corp (Class A)	$9
1,130		AMC Entertainment Holdings, Inc	30
2,403	*	AMC Networks, Inc	153
8,815	e	Cablevision Systems Corp (Class A)	182
1,014	*	Carmike Cinemas, Inc	27
22,596		CBS Corp (Class B)	1,250
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	11
3,500	*	Charter Communications, Inc	583
3,297	*	Cinedigm Corp	5
5,086		Cinemark Holdings, Inc	181
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	22
111,654		Comcast Corp (Class A)	6,477
1,802	*	Crown Media Holdings, Inc (Class A)	6
5,940	*	Cumulus Media, Inc (Class A)	25
46	*,e	Daily Journal Corp	12
764	*,e	Dex Media, Inc	7
20,185	*	DIRECTV	1,750
9,571	*	Discovery Communications, Inc (Class A)	330
10,132	*	Discovery Communications, Inc (Class C)	342
9,412	*	DISH Network Corp (Class A)	686
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	74
1,252	*	Entercom Communications Corp (Class A)	15
2,637		Entravision Communications Corp (Class A)	17
866	*	Eros International plc	18
1,412	*	EW Scripps Co (Class A)	32
10,026		Gannett Co, Inc	320
1,656	*,e	Global Eagle Entertainment, Inc	23
615	*,e	Global Sources Ltd	4
1,978	*	Gray Television, Inc	22
2,075		Harte-Hanks, Inc	16
408	*,e	Hemisphere Media Group, Inc	6
18,126		Interpublic Group of Cos, Inc	376
1,843		John Wiley & Sons, Inc (Class A)	109
2,807	*	Journal Communications, Inc (Class A)	32
3,450		Lamar Advertising Co	185
2,285	*,e	Lee Enterprises, Inc	8
1,046	*	Liberty Broadband Corp (Class A)	52
2,092	*	Liberty Broadband Corp (Class C)	104
4,185	*	Liberty Media Corp	148
8,370	*	Liberty Media Corp (Class C)	293
3,701	e	Lions Gate Entertainment Corp	119
6,363	*	Live Nation, Inc	166
546	*	Loral Space & Communications, Inc	43
2,528	*	Madison Square Garden, Inc	190
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*	McClatchy Co (Class A)	11
1,932		MDC Partners, Inc	44
2,390	*,e	Media General, Inc	40
1,642		Meredith Corp	89
569		Morningstar, Inc	37
2,714		National CineMedia, Inc	39
1,312		New Media Investment Group, Inc	31
5,841		New York Times Co (Class A)	77
21,945	*	News Corp	344
1,355	e	Nexstar Broadcasting Group, Inc (Class A)	70
11,147		Omnicom Group, Inc	864
490	*	ReachLocal, Inc	2
787	*	Reading International, Inc	10
3,573	e	Regal Entertainment Group (Class A)	76
475	*	Rentrak Corp	35
216		Saga Communications, Inc	9
1,212		Scholastic Corp	44
4,411		Scripps Networks Interactive (Class A)	332
1,965	*,e	SFX Entertainment, Inc	9

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,960	e	Sinclair Broadcast Group, Inc (Class A)	$81
113,302	*	Sirius XM Holdings, Inc	397
1,322	*	Sizmek, Inc	8
3,824	*	Starz-Liberty Capital	114
15,008		Thomson Corp	605
12,029		Time Warner Cable, Inc	1,829
38,003		Time Warner, Inc	3,246
4,894		Time, Inc	120
82,013		Twenty-First Century Fox, Inc	3,150
18,445		Viacom, Inc (Class B)	1,388
74,888		Walt Disney Co	7,054
1,281	e	World Wrestling Entertainment, Inc (Class A)	16

		TOTAL MEDIA	34,638

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
68,661		AbbVie, Inc	4,493
3,490	*,e	Acadia Pharmaceuticals, Inc	111
987	*,e	Accelerate Diagnostics, Inc	19
716	*,e	Acceleron Pharma, Inc	28
961	*,e	AcelRx Pharmaceuticals, Inc	6
4,428	*	Achillion Pharmaceuticals, Inc	54
1,860	*	Acorda Therapeutics, Inc	76
10,987	*	Actavis plc	2,828
877	*	Actinium Pharmaceuticals, Inc	5
1,318	*,e	Aegerion Pharmaceuticals, Inc	28
456	*	Aerie Pharmaceuticals, Inc	13
3,307	*,e	Affymetrix, Inc	33
2,830	*	Agenus, Inc	11
14,713		Agilent Technologies, Inc	602
590	*,e	Agios Pharmaceuticals, Inc	66
353	*,e	Akebia Therapeutics, Inc	4
2,860	*	Akorn, Inc	103
1,060	*	Albany Molecular Research, Inc	17
367	*	Alder Biopharmaceuticals, Inc	11
8,476	*	Alexion Pharmaceuticals, Inc	1,568
818	*,e	Alimera Sciences, Inc	4
6,379	*	Alkermes plc	374
12,879		Allergan, Inc	2,738
2,939	*	Alnylam Pharmaceuticals, Inc	285
1,109	*	AMAG Pharmaceuticals, Inc	47
32,896		Amgen, Inc	5,240
1,806	*,e	Ampio Pharmaceuticals, Inc	6
1,178	*	Anacor Pharmaceuticals, Inc	38
292	*	ANI Pharmaceuticals, Inc	16
216	*	Applied Genetic Technologies Corp	5
1,104	*	Aratana Therapeutics, Inc	20
9,609	*,e	Arena Pharmaceuticals, Inc	33
4,440	*,e	Ariad Pharmaceuticals, Inc	30
5,359	*	Array Biopharma, Inc	25
2,299	*,e	Arrowhead Research Corp	17
358	*,e	Auspex Pharmaceuticals Inc	19
2,455	*,e	Auxilium Pharmaceuticals, Inc	84
6,354	*	AVANIR Pharmaceuticals, Inc	108
3,132	*,e	BioCryst Pharmaceuticals, Inc	38
1,429	*,e	BioDelivery Sciences International, Inc	17
10,226	*	Biogen Idec, Inc	3,471
6,368	*	BioMarin Pharmaceuticals, Inc	576
3,319	*,e	Bio-Path Holdings, Inc	9
710	*	Bio-Rad Laboratories, Inc (Class A)	86
1,792		Bio-Techne Corp	166
1,108	*,e	BioTime, Inc	4
846	*	Bluebird Bio, Inc	78
71,585		Bristol-Myers Squibb Co	4,226
5,008	*	Bruker BioSciences Corp	98

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

1,384	*	Cambrex Corp	$30
1,996	*	Catalent, Inc	56
34,742	*	Celgene Corp	3,886
3,687	*,e	Celldex Therapeutics, Inc	67
462	*,e	Cellular Dynamics International, Inc	3
663	*	Cempra, Inc	16
3,195	*	Cepheid, Inc	173
2,363	*	Charles River Laboratories International, Inc	150
1,103	*,e	ChemoCentryx, Inc	7
1,199	*,e	Chimerix, Inc	48
1,094	*,e	Clovis Oncology, Inc	61
1,326	*,e	Corcept Therapeutics, Inc	4
2,530	*	Covance, Inc	263
4,964	*,e	CTI BioPharma Corp	12
3,322	*,e	Cubist Pharmaceuticals, Inc	334
1,140	*	Cytokinetics, Inc	9
2,389	*,e	Cytori Therapeutics, Inc	1
2,438	*,e	CytRx Corp	7
2,984	*	Depomed, Inc	48
5,955	*	Dyax Corp	84
1,160	*,e	Dynavax Technologies Corp	20
42,533		Eli Lilly & Co	2,934
1,234	*	Emergent Biosolutions, Inc	34
464	*,e	Enanta Pharmaceuticals, Inc	24
6,719	*	Endo International plc	485
1,449	*,e	Endocyte, Inc	9
1,545	*	Enzo Biochem, Inc	7
578	*,e	Epizyme, Inc	11
3,648	*,e	Exact Sciences Corp	100
8,337	*,e	Exelixis, Inc	12
731	*	Five Prime Therapeutics, Inc	20
1,247	*	Fluidigm Corp	42
643	*,m	Forest Laboratories, Inc CVR	1
450	*,e	Foundation Medicine, Inc	10
512	*,m	Furiex Pharmaceuticals, Inc	5
813	*	Galectin Therapeutics, Inc	3
3,544	*,e	Galena Biopharma, Inc	5
810	*,e	Genomic Health, Inc	26
6,445	*,e	Geron Corp	21
66,307	*	Gilead Sciences, Inc	6,250
4,607	*,e	Halozyme Therapeutics, Inc	44
827	*	Heron Therapeutics, Inc	8
2,885	*,e	Horizon Pharma plc	37
7,377	*	Hospira, Inc	452
400	*	Hyperion Therapeutics, Inc	10
2,542	*,e	Idera Pharmaceuticals, Inc	11
6,052	*	Illumina, Inc	1,117
3,866	*	Immunogen, Inc	24
3,543	*,e	Immunomedics, Inc	17
3,148	*	Impax Laboratories, Inc	100
6,383	*	Incyte Corp	467
2,197	*	Infinity Pharmaceuticals, Inc	37
2,690	*,e	Inovio Pharmaceuticals, Inc	25
1,712	*	Insmed, Inc	26
430	*	Insys Therapeutics, Inc	18
551	*,e	Intercept Pharmaceuticals, Inc	86
755	*,e	Intra-Cellular Therapies, Inc	13
1,591	*,e	Intrexon Corp	44
5,284	*	Ironwood Pharmaceuticals, Inc	81
5,202	*,e	Isis Pharmaceuticals, Inc	321
2,624	*	Jazz Pharmaceuticals plc	430
121,835		Johnson & Johnson	12,740
557	*,e	Karyopharm Therapeutics, Inc	21
3,747	*,e	Keryx Biopharmaceuticals, Inc	53

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

462	*	Kindred Biosciences Inc	$3
765	*,e	KYTHERA Biopharmaceuticals, Inc	26
1,137	*	Lannett Co, Inc	49
10,577	*,e	Lexicon Pharmaceuticals, Inc	10
925	*	Ligand Pharmaceuticals, Inc (Class B)	49
1,879	*	Luminex Corp	35
890	*	MacroGenics, Inc	31
4,890	*	Mallinckrodt plc	484
10,048	*,e	MannKind Corp	52
2,880	*	Medicines Co	80
3,431	*	Medivation, Inc	342
126,397		Merck & Co, Inc	7,178
4,183	*,e	Merrimack Pharmaceuticals, Inc	47
1,239	*	Mettler-Toledo International, Inc	375
3,906	*,e	MiMedx Group, Inc	45
332	*,e	Mirati Therapeutics, Inc	6
2,284	*	Momenta Pharmaceuticals, Inc	27
16,153	*	Mylan Laboratories, Inc	911
3,082	*,e	Myriad Genetics, Inc	105
460	*,e	NanoString Technologies, Inc	6
1,676	*,e	NanoViricides, Inc	5
4,406	*,e	Navidea Biopharmceuticals, Inc	8
5,532	*	Nektar Therapeutics	86
1,004	*,e	NeoStem, Inc	4
3,110	*,e	Neuralstem, Inc	8
3,256	*	Neurocrine Biosciences, Inc	73
866	*,e	NewLink Genetics Corp	34
1,597	*,e	Northwest Biotherapeutics, Inc	9
9,302	*,e	Novavax, Inc	55
4,701	*	NPS Pharmaceuticals, Inc	168
868	*,e	Ohr Pharmaceutical, Inc	7
1,496	*,e	Omeros Corp	37
244	*,m	Omthera Pharmaceuticals, Inc	0	^
542	*	OncoMed Pharmaceuticals, Inc	12
3,016	*	Oncothyreon, Inc	6
490	*,e	Ophthotech Corp	22
8,743	*,e	Opko Health, Inc	87
4,355	*,e	Orexigen Therapeutics, Inc	26
2,776	*,e	Organovo Holdings, Inc	20
807	*,e	Osiris Therapeutics, Inc	13
397	*,e	OvaScience, Inc	18
2,513	*	Pacific Biosciences of California, Inc	20
1,577	*,e	Pacira Pharmaceuticals, Inc	140
1,692	*	Pain Therapeutics, Inc	3
2,297	*	Parexel International Corp	128
7,108	e	PDL BioPharma, Inc	55
6,277	*,e	Peregrine Pharmaceuticals, Inc	9
5,006		PerkinElmer, Inc	219
1,426	*	Pernix Therapeutics Holdings, Inc	13
5,809		Perrigo Co plc	971
275,965		Pfizer, Inc	8,597
2,681	*	Pharmacyclics, Inc	328
638		Phibro Animal Health Corp	20
1,633	*	Portola Pharmaceuticals, Inc	46
1,425	*	Pozen, Inc	11
2,523	*	Prestige Brands Holdings, Inc	88
2,427	*,e	Progenics Pharmaceuticals, Inc	18
955	*	Prothena Corp plc	20
988	*,e	PTC Therapeutics, Inc	51
1,018	*,e	Puma Biotechnology, Inc	193
11,224	*	Qiagen NV (NASDAQ)	263
2,504	*	Quintiles Transnational Holdings, Inc	147
2,377	*,e	Raptor Pharmaceutical Corp	25
678	*	Receptos, Inc	83
3,409	*	Regeneron Pharmaceuticals, Inc	1,399
424	*,e	Regulus Therapeutics, Inc	7

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

731	*	Relypsa, Inc	$22
1,493	*	Repligen Corp	30
714	*	Repros Therapeutics, Inc	7
740	*,e	Retrophin, Inc	9
380	*,e	Revance Therapeutics, Inc	6
3,471	*	Rigel Pharmaceuticals, Inc	8
978	*	Sagent Pharmaceuticals	25
2,764	*	Salix Pharmaceuticals Ltd	318
3,004	*,e	Sangamo Biosciences, Inc	46
1,786	*,e	Sarepta Therapeutics, Inc	26
2,738	*	Sciclone Pharmaceuticals, Inc	24
4,705	*,e	Seattle Genetics, Inc	151
4,993	*,e	Sequenom, Inc	18
2,652	*,e	Spectrum Pharmaceuticals, Inc	18
414	*,e	Stemline Therapeutics, Inc	7
620	*	Sucampo Pharmaceuticals, Inc (Class A)	9
1,424	*	Sunesis Pharmaceuticals, Inc	4
1,275	*	Supernus Pharmaceuticals, Inc	11
949	*,e	Synageva BioPharma Corp	88
3,578	*,e	Synergy Pharmaceuticals, Inc	11
1,821	*	Synta Pharmaceuticals Corp	5
860	*	TESARO, Inc	32
978	*	Tetraphase Pharmaceuticals, Inc	39
647	*,e	TG Therapeutics, Inc	10
3,604	*,e	TherapeuticsMD, Inc	16
956	*,e	Theravance Biopharma, Inc	14
3,648	e	Theravance, Inc	52
17,117		Thermo Electron Corp	2,145
2,098	*,e	Threshold Pharmaceuticals, Inc	7
360	*	Ultragenyx Pharmaceutical, Inc	16
2,129	*	United Therapeutics Corp	276
1,501	*,e	Vanda Pharmaceuticals, Inc	21
637	*,e	Verastem, Inc	6
306	*	Versartis, Inc	7
10,245	*	Vertex Pharmaceuticals, Inc	1,217
238	*,e	Vital Therapies, Inc	6
4,844	*,e	Vivus, Inc	14
1,150	*	VWR Corp	30
3,601	*	Waters Corp	406
607	*	Xencor Inc	10
1,508	*	Xenoport, Inc	13
3,261	*,e	XOMA Corp	12
2,912	*,e	ZIOPHARM Oncology, Inc	15
21,647		Zoetis Inc	931
3,161	*,e	Zogenix, Inc	4

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	88,949

REAL ESTATE - 3.9%
2,427		Acadia Realty Trust	78
755		AG Mortgage Investment Trust	14
505		Agree Realty Corp	16
2,153		Alexander & Baldwin, Inc	84
104		Alexander’s, Inc	45
3,234		Alexandria Real Estate Equities, Inc	287
63	*	Altisource Asset Management Corp	19
646	*,e	Altisource Portfolio Solutions S.A.	22
2,533		Altisource Residential Corp	49
1,470		American Assets Trust,Inc	58
4,716		American Campus Communities, Inc	195
15,422		American Capital Agency Corp	337
1,755		American Capital Mortgage, Inc	33
6,154		American Homes 4 Rent	105
3,136		American Realty Capital Healthcare Trust, Inc	37
34,306		American Realty Capital Properties, Inc	310
1,408	*,e	American Residential Properties, Inc	25

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

17,147		American Tower Corp	$1,695
800		AmREIT, Inc (Class B)	21
39,655		Annaly Capital Management, Inc	429
6,519		Anworth Mortgage Asset Corp	34
6,612		Apartment Investment & Management Co (Class A)	246
1,693		Apollo Commercial Real Estate Finance, Inc	28
1,288		Ares Commercial Real Estate Corp	15
719		Armada Hoffler Properties, Inc	7
17,114		ARMOUR Residential REIT, Inc	63
1,123		Ashford Hospitality Prime, Inc	19
3,090		Ashford Hospitality Trust, Inc	32
2,311		Associated Estates Realty Corp	54
454	*	AV Homes, Inc	7
5,727		AvalonBay Communities, Inc	936
860		Aviv REIT, Inc	30
8,551		BioMed Realty Trust, Inc	184
6,712		Boston Properties, Inc	864
7,051		Brandywine Realty Trust	113
2,124		Brixmor Property Group, Inc	53
3,772		Camden Property Trust	278
2,582		Campus Crest Communities, Inc	19
4,568	e	Capstead Mortgage Corp	56
1,204		CareTrust REIT, Inc	15
507		CatchMark Timber Trust Inc	6
7,707		CBL & Associates Properties, Inc	150
11,548	*	CBRE Group, Inc	395
2,712		Cedar Shopping Centers, Inc	20
11,388		Chambers Street Properties	92
1,145		Chatham Lodging Trust	33
2,191		Chesapeake Lodging Trust	81
45,800		Chimera Investment Corp	146
4,557		Colony Financial, Inc	108
5,509		Columbia Property Trust, Inc	140
267		Consolidated-Tomoka Land Co	15
1,380		CorEnergy Infrastructure Trust, Inc	9
958		Coresite Realty	37
3,770		Corporate Office Properties Trust	107
8,737		Cousins Properties, Inc	100
14,473		Crown Castle International Corp	1,139
6,373		CubeSmart	141
886		CyrusOne, Inc	24
6,587		CYS Investments, Inc	57
3,638		DCT Industrial Trust, Inc	130
13,295		DDR Corp	244
8,922		DiamondRock Hospitality Co	133
5,887	e	Digital Realty Trust, Inc	390
6,476		Douglas Emmett, Inc	184
14,712		Duke Realty Corp	297
2,984		DuPont Fabros Technology, Inc	99
2,653		Dynex Capital, Inc	22
1,377		EastGroup Properties, Inc	87
1,738		Education Realty Trust, Inc	64
4,070		Empire State Realty Trust, Inc	72
2,373		Entertainment Properties Trust	137
5,339		Equity Commonwealth	137
3,812		Equity Lifestyle Properties, Inc	196
2,651		Equity One, Inc	67
15,388		Equity Residential	1,105
2,778		Essex Property Trust, Inc	574
2,196		Excel Trust, Inc	29
5,080		Extra Space Storage, Inc	298
2,946		Federal Realty Investment Trust	393
5,675		FelCor Lodging Trust, Inc	61
4,909		First Industrial Realty Trust, Inc	101
2,547		First Potomac Realty Trust	31

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

7,235	*	Forest City Enterprises, Inc (Class A)	$154
1,790	*	Forestar Real Estate Group, Inc	28
4,124		Franklin Street Properties Corp	51
3,679		Gaming and Leisure Properties, Inc	108
25,513		General Growth Properties, Inc	718
3,325		Geo Group, Inc	134
1,193		Getty Realty Corp	22
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	93
2,488		Government Properties Income Trust	57
5,129	e	Gramercy Property Trust, Inc	35
939		Hannon Armstrong Sustainable Infrastructure Capital, Inc	13
4,525		Hatteras Financial Corp	83
19,744		HCP, Inc	869
13,558		Health Care REIT, Inc	1,026
4,129		Healthcare Realty Trust, Inc	113
5,217		Healthcare Trust of America, Inc	140
9,247		Hersha Hospitality Trust	65
3,988		Highwoods Properties, Inc	177
2,526		Home Properties, Inc	166
6,635		Hospitality Properties Trust	206
33,426		Host Marriott Corp	794
1,731	*	Howard Hughes Corp	226
2,411		Hudson Pacific Properties	72
4,699		Inland Real Estate Corp	51
5,430		Invesco Mortgage Capital, Inc	84
4,600		Investors Real Estate Trust	38
7,806		Iron Mountain, Inc	302
4,086	*	iStar Financial, Inc	56
1,921		Jones Lang LaSalle, Inc	288
3,185		Kennedy-Wilson Holdings, Inc	81
3,625		Kilroy Realty Corp	250
17,885		Kimco Realty Corp	450
1,459		Kite Realty Group Trust	42
4,588		LaSalle Hotel Properties	186
9,098	e	Lexington Corporate Properties Trust	100
6,528		Liberty Property Trust	246
1,589		LTC Properties, Inc	69
6,679		Macerich Co	557
3,035		Mack-Cali Realty Corp	58
7,595		Medical Properties Trust, Inc	105
16,597		MFA Mortgage Investments, Inc	133
3,448		Mid-America Apartment Communities, Inc	257
2,597		Monmouth Real Estate Investment Corp (Class A)	29
1,466		National Health Investors, Inc	103
5,524		National Retail Properties, Inc	217
5,809		New Residential Investment Corp	74
4,058	e	New York Mortgage Trust, Inc	31
4,389		New York REIT, Inc	46
8,103		NorthStar Realty Finance Corp	142
5,558	e	Omega Healthcare Investors, Inc	217
567		One Liberty Properties, Inc	13
5,586		Outfront Media, Inc	150
486		Owens Realty Mortgage, Inc	7
6,208	*	Paramount Group, Inc	115
3,151		Parkway Properties, Inc	58
2,708		Pebblebrook Hotel Trust	124
3,002		Pennsylvania REIT	70
2,341		Pennymac Mortgage Investment Trust	49
1,488		Physicians Realty Trust	25
6,792		Piedmont Office Realty Trust, Inc	128
7,355		Plum Creek Timber Co, Inc	315
2,497		Post Properties, Inc	147
1,510		Potlatch Corp	63
22,284		Prologis, Inc	959

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

664		PS Business Parks, Inc	$53
6,216		Public Storage, Inc	1,149
700		QTS Realty Trust, Inc	24
3,606		RAIT Investment Trust	28
2,750		Ramco-Gershenson Properties	51
5,353		Rayonier, Inc	150
370		Re/Max Holdings, Inc	13
6,443	*	Realogy Holdings Corp	287
8,997	e	Realty Income Corp	429
3,754		Redwood Trust, Inc	74
4,031		Regency Centers Corp	257
5,774		Resource Capital Corp	29
2,782		Retail Opportunities Investment Corp	47
10,454		Retail Properties of America, Inc	174
1,275		Rexford Industrial Realty, Inc	20
5,656		RLJ Lodging Trust	190
1,626	e	Rouse Properties, Inc	30
1,915	e	Ryman Hospitality Properties	101
2,072		Sabra Healthcare REIT, Inc	63
330		Saul Centers, Inc	19
1,621		Select Income REIT	40
8,996		Senior Housing Properties Trust	199
1,684		Silver Bay Realty Trust Corp	28
13,451		Simon Property Group, Inc	2,450
4,214		SL Green Realty Corp	502
1,406		Sovran Self Storage, Inc	123
17,735		Spirit Realty Capital, Inc	211
2,792	*,e	St. Joe Co	51
2,296		STAG Industrial, Inc	56
10,289	*	Starwood Property Trust, Inc	239
1,712		Starwood Waypoint Residential Trust	45
10,891	*	Strategic Hotels & Resorts, Inc	144
3,813		Summit Hotel Properties, Inc	47
1,818		Sun Communities, Inc	110
8,110		Sunstone Hotel Investors, Inc	134
3,910		Tanger Factory Outlet Centers, Inc	144
2,937		Taubman Centers, Inc	224
790	*	Tejon Ranch Co	23
1,449		Terreno Realty Corp	30
880	*,e	Trade Street Residential, Inc	7
16,078		Two Harbors Investment Corp	161
10,915		UDR, Inc	336
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	28
227		Urstadt Biddle Properties, Inc (Class A)	5
12,918		Ventas, Inc	926
8,248		Vornado Realty Trust	971
6,931		Washington Prime Group, Inc	119
3,060		Washington REIT	85
5,688		Weingarten Realty Investors	199
1,871	e	Western Asset Mortgage Capital Corp	27
23,480		Weyerhaeuser Co	843
976		Whitestone REIT	15
4,380		WP Carey, Inc	307

		TOTAL REAL ESTATE	38,379

RETAILING - 4.4%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	10
2,942		Aaron’s, Inc	90
3,193		Abercrombie & Fitch Co (Class A)	91
3,092		Advance Auto Parts, Inc	493
3,935	*,e	Aeropostale, Inc	9
16,238	*	Amazon.com, Inc	5,039
7,658		American Eagle Outfitters, Inc	106
367	*	America’s Car-Mart, Inc	20

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,149	*	Ann Taylor Stores Corp	$78
1,365	*	Asbury Automotive Group, Inc	104
5,511	*	Ascena Retail Group, Inc	69
2,882	*	Autonation, Inc	174
1,396	*	AutoZone, Inc	864
1,708	*	Barnes & Noble, Inc	40
1,533		Bebe Stores, Inc	3
7,799	*	Bed Bath & Beyond, Inc	594
12,679		Best Buy Co, Inc	494
824		Big 5 Sporting Goods Corp	12
2,673		Big Lots, Inc	107
645	*	Blue Nile, Inc	23
447	e	Bon-Ton Stores, Inc	3
1,976		Brown Shoe Co, Inc	64
1,023	e	Buckle, Inc	54
512	*	Build-A-Bear Workshop, Inc	10
1,263	*	Burlington Stores, Inc	60
2,171	*	Cabela’s, Inc	114
9,432	*	Carmax, Inc	628
966		Cato Corp (Class A)	41
6,766		Chico’s FAS, Inc	110
621	e	Children’s Place Retail Stores, Inc	35
1,400	*	Christopher & Banks Corp	8
836	*	Citi Trends, Inc	21
1,176	*	Conn’s, Inc	22
764	*,e	Container Store Group, Inc	15
1,054		Core-Mark Holding Co, Inc	65
518	*,e	Coupons.com, Inc	9
3,342		CST Brands, Inc	146
632		Destination Maternity Corp	10
2,260	*	Destination XL Group, Inc	12
3,844		Dick’s Sporting Goods, Inc	191
964		Dillard’s, Inc (Class A)	121
13,356	*	Dollar General Corp	944
8,775	*	Dollar Tree, Inc	618
3,192		DSW, Inc (Class A)	119
1,789	*	EVINE Live, Inc	12
4,459		Expedia, Inc	381
3,681	*	Express Parent LLC	54
4,155		Family Dollar Stores, Inc	329
2,244		Finish Line, Inc (Class A)	55
1,946	*,e	Five Below, Inc	79
6,440		Foot Locker, Inc	362
2,024	*	Francesca’s Holdings Corp	34
191		Fred’s, Inc (Class A)	3
911	*	FTD Cos, Inc	32
683	*	Gaiam, Inc (Class A)	5
4,863	e	GameStop Corp (Class A)	164
10,852		Gap, Inc	457
979	*	Genesco, Inc	75
6,558		Genuine Parts Co	699
3,997		GNC Holdings, Inc	188
1,038		Group 1 Automotive, Inc	93
21,229	*	Groupon, Inc	175
2,720		Guess?, Inc	57
983		Haverty Furniture Cos, Inc	22
626	*,e	HHgregg, Inc	5
1,136	*,e	Hibbett Sports, Inc	55
59,104		Home Depot, Inc	6,204
1,388		HSN, Inc	105
11,443	*,e	JC Penney Co, Inc	74
705	*	Kirkland’s, Inc	17
9,021		Kohl’s Corp	551
10,446		L Brands, Inc	904

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

733	*,e	Lands’ End, Inc	$40
21,361	*	Liberty Interactive Corp	628
3,368	*	Liberty TripAdvisor Holdings, Inc	91
5,863	*	Liberty Ventures	221
1,015		Lithia Motors, Inc (Class A)	88
13,288	*	LKQ Corp	374
43,853		Lowe’s Companies, Inc	3,017
1,262	*,e	Lumber Liquidators, Inc	84
15,642		Macy’s, Inc	1,028
1,129	*	MarineMax, Inc	23
669	*	Mattress Firm Holding Corp	39
2,120		Men’s Wearhouse, Inc	94
1,444	*	Michaels Cos, Inc	36
1,383		Monro Muffler, Inc	80
1,808	*	Murphy USA, Inc	125
2,599	*	NetFlix, Inc	888
888	*	New York & Co, Inc	2
6,124		Nordstrom, Inc	486
1,665		Nutri/System, Inc	33
21,270	*	Office Depot, Inc	182
2,239	*	Orbitz Worldwide, Inc	18
4,561	*	O’Reilly Automotive, Inc	879
555	*,e	Outerwall, Inc	42
567	*,e	Overstock.com, Inc	14
1,931		Penske Auto Group, Inc	95
2,583	*	PEP Boys - Manny Moe & Jack	25
1,182	e	PetMed Express, Inc	17
4,135		Petsmart, Inc	336
4,307		Pier 1 Imports, Inc	66
2,221	*	Priceline.com, Inc	2,532
2,196		Rent-A-Center, Inc	80
1,378	*,e	Restoration Hardware Holdings, Inc	132
1,375	*,e	RetailMeNot, Inc	20
9,124		Ross Stores, Inc	860
6,973	*	Sally Beauty Holdings, Inc	214
1,052	*,e	Sears Holdings Corp	35
527	*	Sears Hometown and Outlet Stores, Inc	7
2,535	*	Select Comfort Corp	69
775		Shoe Carnival, Inc	20
1,725	*	Shutterfly, Inc	72
3,567		Signet Jewelers Ltd	469
1,782		Sonic Automotive, Inc (Class A)	48
1,474		Stage Stores, Inc	31
27,610		Staples, Inc	500
1,440		Stein Mart, Inc	21
461	*	Systemax, Inc	6
27,379		Target Corp	2,078
4,930		Tiffany & Co	527
834	*,e	Tile Shop Holdings, Inc	7
432	*	Tilly’s, Inc	4
30,271		TJX Companies, Inc	2,076
5,829		Tractor Supply Co	459
4,734	*	TripAdvisor, Inc	353
1,789	*	Tuesday Morning Corp	39
2,841	*	Ulta Salon Cosmetics & Fragrance, Inc	363
4,351	*	Urban Outfitters, Inc	153
1,434	*	Vitamin Shoppe, Inc	70
857	*	Voxx International Corp	8
640	*	West Marine, Inc	8
4,208		Williams-Sonoma, Inc	318
133		Winmark Corp	12
578	*,e	zulily, Inc	14
1,062	*	Zumiez, Inc	41

		TOTAL RETAILING	43,728

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,955	*	Advanced Energy Industries, Inc	$46
27,659	*,e	Advanced Micro Devices, Inc	74
844	*	Alpha & Omega Semiconductor Ltd	7
13,830		Altera Corp	511
1,258	*,e	Ambarella, Inc	64
3,751	*	Amkor Technology, Inc	27
13,502		Analog Devices, Inc	750
52,997		Applied Materials, Inc	1,321
3,483	*	Applied Micro Circuits Corp	23
18,162	*	Atmel Corp	152
308	*,e	Audience, Inc	1
10,685		Avago Technologies Ltd	1,075
5,359	*	Axcelis Technologies, Inc	14
23,113		Broadcom Corp (Class A)	1,001
3,308		Brooks Automation, Inc	42
1,066	*	Cabot Microelectronics Corp	50
569	*	Cascade Microtech, Inc	8
2,349	*	Cavium Networks, Inc	145
1,137	*	Ceva, Inc	21
2,833	*	Cirrus Logic, Inc	67
1,302		Cohu, Inc	16
5,381	*,e	Cree, Inc	173
6,863	e	Cypress Semiconductor Corp	98
1,810	*	Diodes, Inc	50
1,224	*	DSP Group, Inc	13
6,714	*	Entegris, Inc	89
4,315	*	Entropic Communications, Inc	11
2,381	*	Exar Corp	24
5,825	*	Fairchild Semiconductor International, Inc	98
2,788	*	First Solar, Inc	124
2,618	*	Formfactor, Inc	23
4,624	*,e	Freescale Semiconductor Holdings Ltd	117
1,024	*	Inphi Corp	19
5,027	*	Integrated Device Technology, Inc	99
1,216		Integrated Silicon Solution, Inc	20
215,301		Intel Corp	7,813
2,802	*	International Rectifier Corp	112
5,704		Intersil Corp (Class A)	83
1,231		IXYS Corp	16
7,101		Kla-Tencor Corp	499
3,559	*	Kopin Corp	13
6,912		Lam Research Corp	548
5,950	*	Lattice Semiconductor Corp	41
9,974		Linear Technology Corp	455
515	*	MA-COM Technology Solutions	16
16,448		Marvell Technology Group Ltd	239
11,838		Maxim Integrated Products, Inc	377
1,067	*	MaxLinear, Inc	8
2,455		Micrel, Inc	36
8,709	e	Microchip Technology, Inc	393
46,069	*	Micron Technology, Inc	1,613
3,505	*	Microsemi Corp	99
2,438		MKS Instruments, Inc	89
1,709		Monolithic Power Systems, Inc	85
1,014	*	Nanometrics, Inc	17
258	*	NVE Corp	18
24,640		Nvidia Corp	494
2,460	*	Omnivision Technologies, Inc	64
17,573	*	ON Semiconductor Corp	178
1,181	*	PDF Solutions, Inc	18
1,447	*	Pericom Semiconductor Corp	20
2,703	*	Photronics, Inc	22
6,977	*	PMC - Sierra, Inc	64
1,292		Power Integrations, Inc	67

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

2,350	*	QuickLogic Corp	$7
5,356	*	Rambus, Inc	59
12,804	*,e	RF Micro Devices, Inc	212
782	*,e	Rubicon Technology, Inc	4
1,464	*	Rudolph Technologies, Inc	15
3,192	*	Semtech Corp	88
4,055	*	Silicon Image, Inc	22
1,948	*	Silicon Laboratories, Inc	93
8,363		Skyworks Solutions, Inc	608
2,245	*	Spansion, Inc	77
11,803	*	SunEdison, Inc	230
1,881	*,e	SunPower Corp	49
8,744		Teradyne, Inc	173
1,935		Tessera Technologies, Inc	69
46,352		Texas Instruments, Inc	2,478
7,513	*	Triquint Semiconductor, Inc	207
928	*	Ultra Clean Holdings	9
1,279	*	Ultratech, Inc	24
1,796	*	Veeco Instruments, Inc	63
2,231	*	Vitesse Semiconductor Corp	8
2,408	*	Xcerra Corp	22
11,280		Xilinx, Inc	488

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,875

SOFTWARE & SERVICES - 10.3%
527	*,e	A10 Networks, Inc	2
27,301		Accenture plc	2,438
5,487	*	ACI Worldwide, Inc	111
21,863		Activision Blizzard, Inc	441
1,945	*	Actua Corp	36
2,448	*	Actuate Corp	16
3,414	*	Acxiom Corp	69
21,368	*	Adobe Systems, Inc	1,553
2,284		Advent Software, Inc	70
7,535	*	Akamai Technologies, Inc	474
2,525	*,e	Alliance Data Systems Corp	722
384	*	Amber Road, Inc	4
6,978		Amdocs Ltd	326
764		American Software, Inc (Class A)	7
1,936	*,e	Angie’s List, Inc	12
3,853	*	Ansys, Inc	316
3,546	*	AOL, Inc	164
4,286	*	Aspen Technology, Inc	150
9,955	*	Autodesk, Inc	598
20,726		Automatic Data Processing, Inc	1,728
1,528	*	AVG Technologies NV	30
2,964	*	Bankrate, Inc	37
330	*	Barracuda Networks, Inc	12
2,221	*,e	Bazaarvoice, Inc	18
190	*,e	Benefitfocus, Inc	6
2,030		Blackbaud, Inc	88
2,216	*,e	Blackhawk Network Holdings, Inc	86
2,003	*	Blucora, Inc	28
3,300		Booz Allen Hamilton Holding Co	88
1,713	*	Bottomline Technologies, Inc	43
1,247	*	Brightcove, Inc	10
5,333		Broadridge Financial Solutions, Inc	246
1,345	*	BroadSoft, Inc	39
13,448		CA, Inc	409
1,033	*	CACI International, Inc (Class A)	89
13,010	*	Cadence Design Systems, Inc	247
2,042	*	Callidus Software, Inc	33
540	*	Carbonite, Inc	8
1,580	*	Cardtronics, Inc	61
480		Cass Information Systems, Inc	26

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

7,080		CDK Global, Inc	$289
921	*,e	ChannelAdvisor Corp	20
3,700	*	Ciber, Inc	13
1,503	*,e	Cimpress NV	112
7,162	*	Citrix Systems, Inc	457
25,989	*	Cognizant Technology Solutions Corp (Class A)	1,369
2,159	*	Commvault Systems, Inc	112
6,266		Computer Sciences Corp	395
760		Computer Task Group, Inc	7
1,622	*	comScore, Inc	75
1,059	*	Comverse, Inc	20
1,503	*	Constant Contact, Inc	55
4,473		Convergys Corp	91
2,343	*,e	Cornerstone OnDemand, Inc	82
1,288	*	CoStar Group, Inc	236
1,327	*	Covisint Corp	3
1,795		CSG Systems International, Inc	45
801	*	Cvent, Inc	22
708	*	Datalink Corp	9
2,356	*	DealerTrack Holdings, Inc	104
289	*	Demand Media, Inc	2
1,330	*,e	Demandware, Inc	77
1,843	*	Dice Holdings, Inc	18
1,607	*	Digital River, Inc	40
335	e	DMRC Corp	9
1,152		DST Systems, Inc	108
1,019	*,e	E2open, Inc	10
4,694		EarthLink Holdings Corp	21
54,589	*	eBay, Inc	3,064
1,340	e	Ebix, Inc	23
13,392	*	Electronic Arts, Inc	630
1,070	*	Ellie Mae, Inc	43
1,343	*,e	Endurance International Group Holdings, Inc	25
1,037	*	EnerNOC, Inc	16
1,507	*	Envestnet, Inc	74
1,577	*	EPAM Systems, Inc	75
1,587		EPIQ Systems, Inc	27
206	*	ePlus, Inc	16
2,311		Equinix, Inc	524
2,184	*	Euronet Worldwide, Inc	120
2,895		EVERTEC, Inc	64
309	*,e	Everyday Health, Inc	5
1,501	*	ExlService Holdings, Inc	43
85,402	*	Facebook, Inc	6,663
1,859		Factset Research Systems, Inc	262
1,085		Fair Isaac Corp	78
12,168		Fidelity National Information Services, Inc	757
3,795	*,e	FireEye, Inc	120
4,265	*	First American Corp	135
10,606	*	Fiserv, Inc	753
3,660	*	FleetCor Technologies, Inc	544
1,659	*,e	FleetMatics Group plc	59
573		Forrester Research, Inc	23
6,352	*	Fortinet, Inc	195
3,833	*	Gartner, Inc	323
6,294	*	Genpact Ltd	119
1,221	*,m	Gerber Scientific, Inc	0
1,086	*,e	Gigamon, Inc	19
2,712	*	Global Cash Access, Inc	19
2,917		Global Payments, Inc	235
4,062	*,e	Glu Mobile, Inc	16
2,479	*,e	Gogo, Inc	41
12,281	*	Google, Inc	6,465
12,070	*	Google, Inc (Class A)	6,405
406	*	GrubHub, Inc	15

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

580	*	GTT Communications, Inc	$8
680	*,e	Guidance Software, Inc	5
2,990	*	Guidewire Software, Inc	151
1,547		Hackett Group, Inc	14
1,374		Heartland Payment Systems, Inc	74
1,560	*	Higher One Holdings, Inc	7
4,132	*	HomeAway, Inc	123
3,119		IAC/InterActiveCorp	190
1,627	*	iGate Corp	64
894	*	Imperva, Inc	44
2,288	*	Infoblox, Inc	46
4,979	*	Informatica Corp	190
1,502	*	Information Services Group, Inc	6
766	*	Interactive Intelligence, Inc	37
3,256	*	Internap Network Services Corp	26
40,862		International Business Machines Corp	6,556
12,234		Intuit, Inc	1,128
1,848		j2 Global, Inc	115
3,657		Jack Henry & Associates, Inc	227
1,823	*	Jive Software, Inc	11
1,403	*	Knot, Inc	26
3,283	*	Kofax Ltd	23
2,949		Leidos Holdings, Inc	128
3,363	*	Limelight Networks, Inc	9
4,503	*	LinkedIn Corp	1,034
3,304	*	Lionbridge Technologies	19
1,143	*	Liquidity Services, Inc	9
2,686	*	Liveperson, Inc	38
1,024	*	LogMeIn, Inc	51
346	*	Luxoft Holding, Inc	13
716	*	magicJack VocalTec Ltd	6
2,932	*	Manhattan Associates, Inc	119
307		Mantech International Corp (Class A)	9
1,311		Marchex, Inc (Class B)	6
1,197	*	Marin Software, Inc	10
1,134	*,e	Marketo, Inc	37
43,431	*	Mastercard, Inc (Class A)	3,742
455	*,e	Mavenir Systems, Inc	6
3,118		MAXIMUS, Inc	171
4,392		Mentor Graphics Corp	96
357,069		Microsoft Corp	16,586
425	*	MicroStrategy, Inc (Class A)	69
3,264	*,e	Millennial Media, Inc	5
844	*	Model N, Inc	9
2,352	*	ModusLink Global Solutions, Inc	9
1,065	*	MoneyGram International, Inc	10
1,800		Monotype Imaging Holdings, Inc	52
4,071	*	Monster Worldwide, Inc	19
1,792	*	Netscout Systems, Inc	65
1,828	*,e	NetSuite, Inc	200
2,439	*,e	NeuStar, Inc (Class A)	68
2,981		NIC, Inc	54
11,833	*	Nuance Communications, Inc	169
335	*,e	OPOWER, Inc	5
141,932		Oracle Corp	6,383
9,063	*,e	Pandora Media, Inc	162
13,951		Paychex, Inc	644
1,584	*	Pegasystems, Inc	33
1,536	*	Perficient, Inc	29
958	*	PRGX Global, Inc	5
1,469	*	Progress Software Corp	40
1,629	*	Proofpoint, Inc	79
1,099	*	PROS Holdings, Inc	30
4,967	*	PTC, Inc	182
440	*	Q2 Holdings, Inc	8

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

400		QAD, Inc (Class A)	$9
3,971	*	QLIK Technologies, Inc	123
700	*	Qualys, Inc	26
1,192	*	QuinStreet, Inc	7
5,171	*	Rackspace Hosting, Inc	242
1,111	*,e	Rally Software Development Corp	13
1,085	*	RealNetworks, Inc	8
2,115	*	RealPage, Inc	46
8,286	*	Red Hat, Inc	573
393		Reis, Inc	10
289	*	Rightside Group Ltd	2
801	*,e	Rocket Fuel, Inc	13
560	*	Rosetta Stone, Inc	5
3,677	*	Rovi Corp	83
1,990		Sabre Corp	40
26,750	*	Salesforce.com, Inc	1,587
594	*	Sapiens International Corp NV	4
5,190	*	Sapient Corp	129
1,520		Science Applications International Corp	75
1,059	*	Sciquest, Inc	15
1,446	*	Seachange International, Inc	9
6,361	*	ServiceNow, Inc	432
2,827	*,e	ServiceSource International LLC	13
666	*	Shutterstock, Inc	46
1,525	*,e	Silver Spring Networks, Inc	13
2,993	*	SolarWinds, Inc	149
2,797		Solera Holdings, Inc	143
5,214	*	Splunk, Inc	307
690	*	SPS Commerce, Inc	39
2,996		SS&C Technologies Holdings, Inc	175
595	*	Stamps.com, Inc	29
1,911	*	Sykes Enterprises, Inc	45
29,719		Symantec Corp	762
1,551	*	Synchronoss Technologies, Inc	65
6,320	*	Synopsys, Inc	275
1,488	*	Syntel, Inc	67
1,633	*	TA Indigo Holding Corp	19
1,675	*	Tableau Software, Inc	142
3,038	*	Take-Two Interactive Software, Inc	85
1,464	*	Tangoe, Inc	19
708	*	TechTarget, Inc	8
2,099	*	TeleCommunication Systems, Inc (Class A)	7
834	*	TeleNav, Inc	6
922	*	TeleTech Holdings, Inc	22
6,688	*	Teradata Corp	292
840	*,e	Textura Corp	24
5,735	*	TiVo, Inc	68
7,388		Total System Services, Inc	251
285	*	Travelzoo, Inc	4
1,467	*,e	Tremor Video, Inc	4
1,639	*	Trulia, Inc	75
22,273	*	Twitter, Inc	799
1,414	*	Tyler Technologies, Inc	155
1,265	*	Ultimate Software Group, Inc	186
2,160	*	Unisys Corp	64
4,640	*	Unwired Planet, Inc	5
5,492	*	Vantiv, Inc	186
225	*	Varonis Systems, Inc	7
792	*,e	Vasco Data Security International	22
5,078	*	VeriFone Systems, Inc	189
2,379	*	Verint Systems, Inc	139
4,831	*,e	VeriSign, Inc	275
2,063	*,e	VirnetX Holding Corp	11
1,136	*	Virtusa Corp	47
21,684		Visa, Inc (Class A)	5,685

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

3,910	*	VMware, Inc (Class A)	$323
2,387	*,e	Vringo, Inc	1
1,683	*,e	WebMD Health Corp (Class A)	67
2,286	*	Website Pros, Inc	43
23,123	e	Western Union Co	414
1,736	*	WEX, Inc	172
622	*	Wix.com Ltd	13
4,135	*	Workday, Inc	337
50,001		Xerox Corp	693
1,381	*,e	Xoom Corp	24
40,642	*	Yahoo!, Inc	2,053
2,240	*,e	Yelp, Inc	123
485	*,e	Zendesk, Inc	12
1,371	*,e	Zillow, Inc	145
3,311	*	Zix Corp	12
31,985	*	Zynga, Inc	85

		TOTAL SOFTWARE & SERVICES	101,018

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
4,845	*,e	3D Systems Corp	159
1,804		Adtran, Inc	39
1,059	*	Agilysys, Inc	13
548		Alliance Fiber Optic Products, Inc	8
13,512		Amphenol Corp (Class A)	727
1,193		Anixter International, Inc	106
260,282		Apple, Inc	28,730
654	*,e	Applied Optoelectronics, Inc	7
233	*,e	Arista Networks, Inc	14
5,392	*	ARRIS Group, Inc	163
4,051	*	Arrow Electronics, Inc	235
3,825	*	Aruba Networks, Inc	70
5,645		Avnet, Inc	243
2,062		AVX Corp	29
653		Badger Meter, Inc	39
674		Bel Fuse, Inc (Class B)	18
1,931		Belden CDT, Inc	152
2,361	*	Benchmark Electronics, Inc	60
755		Black Box Corp	18
19,255		Brocade Communications Systems, Inc	228
1,369	*,e	CalAmp Corp	25
1,907	*	Calix Networks, Inc	19
3,844		CDW Corp	135
1,874	*	Checkpoint Systems, Inc	26
4,653	*	Ciena Corp	90
221,536		Cisco Systems, Inc	6,162
522	*,e	Clearfield, Inc	6
3,781	*	Cognex Corp	156
1,087	*	Coherent, Inc	66
2,354	*	CommScope Holding Co, Inc	54
784		Comtech Telecommunications Corp	25
490	*	Control4 Corp	8
56,051		Corning, Inc	1,285
1,943	*,e	Cray, Inc	67
1,679		CTS Corp	30
937	*	CUI Global, Inc	7
2,087		Daktronics, Inc	26
2,455		Diebold, Inc	85
1,490	*	Digi International, Inc	14
2,076		Dolby Laboratories, Inc (Class A)	90
2,718	*	Dot Hill Systems Corp	12
68	*	DTS, Inc	2
789	*,e	Eastman Kodak Co	17
1,847	*	EchoStar Corp (Class A)	97

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

1,000		Electro Rent Corp	$14
1,074		Electro Scientific Industries, Inc	8
2,122	*	Electronics for Imaging, Inc	91
88,112		EMC Corp	2,620
3,637	*	Emulex Corp	21
4,537	*	Extreme Networks, Inc	16
3,021	*	F5 Networks, Inc	394
1,548	*	Fabrinet	27
851	*	FARO Technologies, Inc	53
1,866		FEI Co	169
4,415	*,e	Finisar Corp	86
5,847		Flir Systems, Inc	189
1,328	*	GSI Group, Inc	20
5,307	*	Harmonic, Inc	37
4,381		Harris Corp	315
81,654		Hewlett-Packard Co	3,277
1,305	*	Immersion Corp	12
5,305	*	Infinera Corp	78
6,446	*	Ingram Micro, Inc (Class A)	178
1,984	*	Insight Enterprises, Inc	51
1,493		InterDigital, Inc	79
1,027	*	Intevac, Inc	8
3,133	*,e	InvenSense, Inc	51
1,522	*,e	IPG Photonics Corp	114
1,761	*	Itron, Inc	74
2,593	*	Ixia	29
8,999		Jabil Circuit, Inc	196
9,380	*	JDS Uniphase Corp	129
18,716		Juniper Networks, Inc	418
2,177	*	Kemet Corp	9
7,356	*	Keysight Technologies, Inc	248
1,302	*	Kimball Electronics, Inc	16
3,773	*,e	Knowles Corp	89
758	*	KVH Industries, Inc	10
2,730		Lexmark International, Inc (Class A)	113
1,051		Littelfuse, Inc	102
1,385	*,e	Maxwell Technologies, Inc	13
1,540	*	Mercury Computer Systems, Inc	21
126		Mesa Laboratories, Inc	10
1,672		Methode Electronics, Inc	61
8,374		Motorola, Inc	562
731		MTS Systems Corp	55
555	*	Multi-Fineline Electronix, Inc	6
4,414		National Instruments Corp	137
7,408	*	NCR Corp	216
13,466		NetApp, Inc	558
1,274	*	Netgear, Inc	45
1,913	*	Newport Corp	37
630	*,e	Nimble Storage, Inc	17
496	*	Numerex Corp	5
4,246	*	Oclaro, Inc	8
970	*	OSI Systems, Inc	69
2,290	*	Palo Alto Networks, Inc	281
1,164		Park Electrochemical Corp	29
3,576	*,e	Parkervision, Inc	3
430		PC Connection, Inc	11
1,599		Plantronics, Inc	85
1,613	*	Plexus Corp	66
6,111	*	Polycom, Inc	82
950	*,e	Procera Networks, Inc	7
4,059	*	QLogic Corp	54
72,945		Qualcomm, Inc	5,422
11,444	*,e	Quantum Corp	20
1,970	*	RealD, Inc	23
7,292	*	Riverbed Technology, Inc	149
1,445	*	Rofin-Sinar Technologies, Inc	42

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

790	*	Rogers Corp	$64
2,837	*	Ruckus Wireless, Inc	34
9,876		SanDisk Corp	968
3,808	*	Sanmina Corp	90
1,187	*	Scansource, Inc	48
2,605	*	ShoreTel, Inc	19
1,782	*	Silicon Graphics International Corp	20
11,025	*	Sonus Networks, Inc	44
1,764	*	Speed Commerce, Inc	5
2,178	*,e	Stratasys Ltd	181
1,355	*	Super Micro Computer, Inc	47
1,586	*	Synaptics, Inc	109
1,254		SYNNEX Corp	98
1,618	*	Tech Data Corp	102
247		Tessco Technologies, Inc	7
11,519	*	Trimble Navigation Ltd	306
2,608	*	TTM Technologies, Inc	20
1,309	e	Ubiquiti Networks, Inc	39
1,939	*,e	Universal Display Corp	54
1,815	*	Viasat, Inc	114
128	*	Viasystems Group, Inc	2
3,529	*,e	Violin Memory, Inc	17
5,324		Vishay Intertechnology, Inc	75
654	*	Vishay Precision Group, Inc	11
9,437		Western Digital Corp	1,045
1,994	*	Zebra Technologies Corp (Class A)	154

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	60,670

TELECOMMUNICATION SERVICES - 2.0%
3,853	*	8x8, Inc	35
224,363		AT&T, Inc	7,536
490		Atlantic Tele-Network, Inc	33
769	*	Boingo Wireless, Inc	6
24,787		CenturyTel, Inc	981
10,048	*	Cincinnati Bell, Inc	32
2,196		Cogent Communications Group, Inc	78
2,274		Consolidated Communications Holdings, Inc	63
1,092	*	Fairpoint Communications, Inc	16
42,559	e	Frontier Communications Corp	284
1,464	*	General Communication, Inc (Class A)	20
12,052	*,e	Globalstar, Inc	33
460	*	Hawaiian Telcom Holdco, Inc	13
609		IDT Corp (Class B)	12
2,355	*	inContact, Inc	21
1,751		Inteliquent, Inc	34
1,183	*	Intelsat S.A.	21
2,990	*,e	Iridium Communications, Inc	29
12,218	*	Level 3 Communications, Inc	603
757		Lumos Networks Corp	13
757	e	NTELOS Holdings Corp	3
1,760	*	Orbcomm, Inc	12
2,509	*	Premiere Global Services, Inc	27
1,251	*	RingCentral, Inc	19
5,617	*	SBA Communications Corp (Class A)	622
1,093		Shenandoah Telecom Co	34
1,177		Spok Holdings, Inc	20
32,103	*,e	Sprint Corp	133
3,516		Telephone & Data Systems, Inc	89
11,712	*	T-Mobile US, Inc	316
580	*	US Cellular Corp	23
178,774		Verizon Communications, Inc	8,363
7,062	*	Vonage Holdings Corp	27
27,433	e	Windstream Holdings, Inc	226
996	*	Zayo Group Holdings, Inc	30

		TOTAL TELECOMMUNICATION SERVICES	19,807

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 2.5%
2,669	*	Air Transport Services Group, Inc	$23
5,896		Alaska Air Group, Inc	352
482		Allegiant Travel Co	72
250		Amerco, Inc	71
31,236		American Airlines Group, Inc	1,675
1,342		Arkansas Best Corp	62
1,180	*	Atlas Air Worldwide Holdings, Inc	58
4,667	*	Avis Budget Group, Inc	310
2,213	e	Baltic Trading Ltd	6
988		Celadon Group, Inc	22
6,553		CH Robinson Worldwide, Inc	491
2,582		Con-Way, Inc	127
1,347	e	Copa Holdings S.A. (Class A)	140
43,005		CSX Corp	1,558
36,684		Delta Air Lines, Inc	1,805
812	*	Echo Global Logistics, Inc	24
8,709		Expeditors International of Washington, Inc	389
12,776		FedEx Corp	2,219
1,381		Forward Air Corp	70
309	*	FRP Holdings, Inc	12
2,296	*	Genesee & Wyoming, Inc (Class A)	206
2,009	*,e	Hawaiian Holdings, Inc	52
2,401		Heartland Express, Inc	65
19,763	*	Hertz Global Holdings, Inc	493
1,702	*	Hub Group, Inc (Class A)	65
374		International Shipholding Corp	6
4,019		J.B. Hunt Transport Services, Inc	339
9,209	*	JetBlue Airways Corp	146
4,735		Kansas City Southern Industries, Inc	578
2,515	*	Kirby Corp	203
2,626		Knight Transportation, Inc	88
1,449	e	Knightsbridge Tankers Ltd	7
2,003		Landstar System, Inc	145
1,041		Marten Transport Ltd	23
1,942		Matson, Inc	67
2,759		Navios Maritime Holdings, Inc	11
13,305		Norfolk Southern Corp	1,458
2,771	*	Old Dominion Freight Line	215
421		Park-Ohio Holdings Corp	27
1,212	*	Quality Distribution, Inc	13
2,007	*	Republic Airways Holdings, Inc	29
1,220	*	Roadrunner Transportation Services Holdings, Inc	29
2,384		Ryder System, Inc	221
1,350	*	Saia, Inc	75
5,390	*	Scorpio Bulkers, Inc	11
2,348		Skywest, Inc	31
30,442		Southwest Airlines Co	1,288
3,208	*	Spirit Airlines, Inc	242
3,842	*	Swift Transportation Co, Inc	110
16,138	*	UAL Corp	1,079
39,093		Union Pacific Corp	4,657
30,512		United Parcel Service, Inc (Class B)	3,392
200		Universal Truckload Services, Inc	6
1,762	*,e	UTI Worldwide, Inc	21
1,553		Werner Enterprises, Inc	48
996	*	Wesco Aircraft Holdings, Inc	14
2,305	*,e	XPO Logistics, Inc	94
1,384	*	YRC Worldwide, Inc	31

		TOTAL TRANSPORTATION	25,071

UTILITIES - 3.2%
1,364	e	Abengoa Yield plc	37
28,400		AES Corp	391

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

5,260		AGL Resources, Inc	$287
1,847		Allete, Inc	102
4,814		Alliant Energy Corp	320
10,710		Ameren Corp	494
21,172		American Electric Power Co, Inc	1,286
1,754		American States Water Co	66
7,523		American Water Works Co, Inc	401
7,726		Aqua America, Inc	206
366		Artesian Resources Corp	8
5,498		Atlantic Power Corp	15
4,152		Atmos Energy Corp	231
2,754		Avista Corp	97
1,970		Black Hills Corp	104
2,026		California Water Service Group	50
16,847	*	Calpine Corp	373
18,951		Centerpoint Energy, Inc	444
670		Chesapeake Utilities Corp	33
2,716		Cleco Corp	148
11,966		CMS Energy Corp	416
518		Connecticut Water Service, Inc	19
12,543		Consolidated Edison, Inc	828
24,954		Dominion Resources, Inc	1,919
7,673		DTE Energy Co	663
30,625		Duke Energy Corp	2,558
4,582	*	Dynegy, Inc	139
13,949		Edison International	913
1,646		El Paso Electric Co	66
1,919		Empire District Electric Co	57
7,717		Entergy Corp	675
37,274		Exelon Corp	1,382
18,543		FirstEnergy Corp	723
6,564		Great Plains Energy, Inc	186
4,472		Hawaiian Electric Industries, Inc	150
2,116		Idacorp, Inc	140
3,350		Integrys Energy Group, Inc	261
6,906		ITC Holdings Corp	279
1,419		Laclede Group, Inc	75
8,599		MDU Resources Group, Inc	202
1,530		MGE Energy, Inc	70
813		Middlesex Water Co	19
3,367		National Fuel Gas Co	234
1,688		New Jersey Resources Corp	103
18,690		NextEra Energy, Inc	1,987
13,919		NiSource, Inc	590
14,046		Northeast Utilities	752
939		Northwest Natural Gas Co	47
1,761		NorthWestern Corp	100
14,883		NRG Energy, Inc	401
1,290	e	NRG Yield, Inc	61
8,673		OGE Energy Corp	308
2,332		ONE Gas, Inc	96
919		Ormat Technologies, Inc	25
1,620		Otter Tail Corp	50
1,740		Pattern Energy Group, Inc	43
11,070		Pepco Holdings, Inc	298
19,592		PG&E Corp	1,043
3,498		Piedmont Natural Gas Co, Inc	138
4,744		Pinnacle West Capital Corp	324
3,642		PNM Resources, Inc	108
3,464		Portland General Electric Co	131
28,008		PPL Corp	1,018
21,857		Public Service Enterprise Group, Inc	905
7,671		Questar Corp	194
6,017		SCANA Corp	363
10,595		Sempra Energy	1,180

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)

678		SJW Corp	$22
1,243		South Jersey Industries, Inc	73
38,568		Southern Co	1,894
2,114		Southwest Gas Corp	131
9,633		TECO Energy, Inc	197
817	e	TerraForm Power, Inc	25
7,617		UGI Corp	289
2,315		UIL Holdings Corp	101
597		Unitil Corp	22
3,477		Vectren Corp	161
5,819		Westar Energy, Inc	240
2,373		WGL Holdings, Inc	130
9,962	e	Wisconsin Energy Corp	525
21,678		Xcel Energy, Inc	779
672		York Water Co	16

		TOTAL UTILITIES	31,937

		TOTAL COMMON STOCKS (Cost $475,600)	988,384

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,733	m	Trius Therapeutics, Inc	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

UTILITIES - 0.0%
629		Liberty Broadband Corp	6

		TOTAL UTILITIES	6

		TOTAL RIGHTS / WARRANTS (Cost $6)	13

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
24,950,498	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	24,950

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	24,950

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,950)	24,950

		TOTAL INVESTMENTS - 102.5% (Cost $500,556)	1,013,347
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(24,769)

		NET ASSETS - 100.0%	$988,578

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipt

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,290,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) as of December 31, 2014, the results of each of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as “financial statements”) are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 20, 2015

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 20, 2015	By:	/s/Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 20, 2015	By:	/s/Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Dated: February 20, 2015	By:	/s/Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer